 M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Shares		Value (Note 1)
	Common Stocks—69.2%
	Australia—4.3%
5,596	Adbri Ltd.§	$12,843
271	Afterpay Ltd.*, §	23,445
3,733	AGL Energy Ltd.§	15,450
5,415	ALS Ltd.§	48,968
1,335	Altium Ltd.§	33,932
23,001	Alumina Ltd.§	34,679
24,812	AMP Ltd.*, §	17,688
1,732	Ampol Ltd.§	34,757
1,231	Ansell Ltd.§	30,181
8,493	APA Group§	53,322
1,714	ARB Corp. Ltd.§	59,925
16,116	Ardent Leisure Group Ltd. *, §	18,959
3,236	Aristocrat Leisure Ltd.§	108,323
785	ASX Ltd.§	45,857
5,956	Atlas Arteria Ltd.§	27,601
27,196	Aurizon Holdings Ltd.§	74,071
16,206	AusNet Services Ltd.§	29,639
9,677	Austal Ltd.§	13,069
16,565	Australia & New Zealand Banking Group Ltd.§	334,199
23,353	Australian Pharmaceutical Industries Ltd.†, §	24,732
10,095	Bank of Queensland Ltd.§	67,450
5,183	Bapcor Ltd.§	28,043
36,897	Beach Energy Ltd.†, §	39,570
4,696	Bega Cheese Ltd.§	18,225
6,079	Bendigo & Adelaide Bank Ltd.§	41,132
19,147	BHP Group Ltd.†, §	514,620
177	Blackmores Ltd.†, §	12,018
7,397	BlueScope Steel Ltd.§	107,312
12,498	Brambles Ltd.§	97,209
849	Breville Group Ltd.§	17,791
1,779	Brickworks Ltd.§	31,663
2,848	carsales.com Ltd.§	52,361
6,463	Challenger Ltd.§	28,980
2,711	Champion Iron Ltd.*, §	9,307
16,096	Cleanaway Waste Management Ltd.§	32,056
444	Cochlear Ltd.§	70,126
748	Codan Ltd.§	6,883
8,123	Coles Group Ltd.§	99,132
10,521	Commonwealth Bank of Australia§	784,020
5,942	Computershare Ltd.§	77,762
34,520	Cooper Energy Ltd. *, †, §	6,679
1,227	Corporate Travel Management Ltd. *, †, §	21,467
5,529	Costa Group Holdings Ltd.§	12,960
496	Credit Corp. Group Ltd.§	10,816
2,419	Crown Resorts Ltd. *, †, §	16,731
2,552	CSL Ltd.§	538,159
9,383	CSR Ltd.§	37,597
2,536	Data#3 Ltd.§	8,732
857	Domino's Pizza Enterprises Ltd.§	98,807
8,535	Downer EDI Ltd.§	39,101
4,688	Eagers Automotive Ltd.§	50,169
13,551	Eclipx Group Ltd.*, §	23,944
2,597	Elders Ltd.§	22,884

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Australia (Continued)
9,649	Endeavour Group Ltd.§	$48,452
7,109	Estia Health Ltd.†, §	11,643
1,597	EVENT Hospitality and Entertainment Ltd. *, †, §	17,572
13,941	Evolution Mining Ltd.§	35,328
1,312	Flight Centre Travel Group Ltd. *, †, §	20,143
14,260	Fortescue Metals Group Ltd.§	150,379
20,944	G8 Education Ltd.*, †, §	15,870
9,874	Genworth Mortgage Insurance Australia Ltd.§	15,608
3,873	GrainCorp Ltd., Class A§	17,718
9,346	GWA Group Ltd.§	18,376
7,543	Harvey Norman Holdings Ltd.†, §	27,089
15,902	Healius Ltd.§	54,622
10,246	Humm Group Ltd.*, †, §	6,272
9,401	IGO Ltd.§	59,036
4,268	Iluka Resources Ltd.§	27,611
21,765	Incitec Pivot Ltd.§	45,948
11,778	Infomedia Ltd.§	14,905
5,200	Inghams Group Ltd.†, §	15,425
10,589	Insurance Australia Group Ltd.§	37,316
1,626	InvoCare Ltd.†, §	13,799
15,570	IOOF Holdings Ltd.§	47,780
2,813	IPH Ltd.§	18,505
3,090	IRESS Ltd.§	25,453
2,351	James Hardie Industries PLC§	84,328
2,408	JB Hi-Fi Ltd.§	78,526
5,029	Lendlease Corp. Ltd.§	39,036
1,418	Lifestyle Communities Ltd.§	22,389
10,522	Link Administration Holdings Ltd.§	33,329
7,511	Lynas Rare Earths Ltd.*, §	36,308
2,500	Macquarie Group Ltd.§	328,007
1,209	Magellan Financial Group Ltd.§	30,813
22,423	Mayne Pharma Group Ltd.*, †, §	4,551
1,182	McMillan Shakespeare Ltd.§	12,429
33,345	Medibank Pvt Ltd.§	86,215
13,978	Metcash Ltd.†, §	39,275
1,851	Mineral Resources Ltd.§	59,029
1,365	Monadelphous Group Ltd.†, §	8,867
21,227	National Australia Bank Ltd.§	423,061
879	Netwealth Group Ltd.§	9,246
10,216	New Hope Corp. Ltd.†, §	17,717
2,024	Newcrest Mining Ltd.§	33,182
2,652	NEXTDC Ltd.*, §	22,885
5,984	nib holdings Ltd.§	29,801
33,934	Nine Entertainment Co. Holdings Ltd.§	63,986
13,163	Northern Star Resources Ltd.§	81,080
12,393	NRW Holdings Ltd.§	13,990
6,389	Nufarm Ltd.*, §	21,951
18,036	Oil Search Ltd.§	57,093
11,530	oOh!media Ltd.*, §	14,767
1,802	Orica Ltd.§	17,761
13,491	Origin Energy Ltd.§	45,467
4,474	Orocobre Ltd.§, *	27,545
7,294	Orora Ltd.§	16,276
6,797	OZ Minerals Ltd.§	108,224

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Australia (Continued)
3,852	Pendal Group Ltd.†, §	$22,692
12,923	Perenti Global Ltd.§	7,646
1,594	Perpetual Ltd.§	43,421
43,898	Perseus Mining Ltd.*, §	44,390
3,992	Platinum Asset Management Ltd.§	10,111
2,030	Premier Investments Ltd.§	43,802
1,044	Pro Medicus Ltd.†, §	40,853
4,109	Qantas Airways Ltd.*, §	16,795
8,115	QBE Insurance Group Ltd.§	67,700
10,570	Qube Holdings Ltd.§	25,140
17,985	Ramelius Resources Ltd.§	17,372
1,186	Ramsay Health Care Ltd.§	59,659
355	REA Group Ltd.§	40,365
1,390	Reece Ltd.§	18,948
10,111	Regis Resources Ltd.§	14,709
6,796	Reliance Worldwide Corp. Ltd.§	24,908
26,531	Resolute Mining Ltd. *, §	7,976
2,915	Rio Tinto Ltd.§	207,140
4,596	Sandfire Resources Ltd.†, §	18,075
5,958	Sandfire Resources Ltd.§	23,001
20,936	Santos Ltd.§	107,941
2,007	SEEK Ltd.†, §	44,678
3,220	Select Harvests Ltd.§	19,031
6,012	Senex Energy Ltd.†, §	16,047
1,184	Seven Group Holdings Ltd.†, §	17,420
62,916	Seven West Media Ltd. *, †, §	18,468
11,474	Silver Lake Resources, Ltd.§, *	11,137
4,361	Sims Ltd.†, §	41,675
4,234	Sonic Healthcare Ltd.§	124,309
21,815	South32 Ltd.§	55,372
3,457	Southern Cross Media Group Ltd.§	5,389
13,215	Spark Infrastructure Group§	26,739
9,141	SpeedCast International Ltd. *, †, §	0
9,514	St. Barbara Ltd.§	9,216
13,525	Star Entertainment Grp Ltd.*, §	43,408
10,471	Steadfast Group Ltd.§	36,665
7,077	Suncorp Group Ltd.§	63,565
4,830	Super Retail Group Ltd.†, §	42,515
9,346	Sydney Airport*, §	55,518
14,863	Tabcorp Holdings Ltd.§	52,607
6,444	Tassal Group Ltd.†, §	16,319
4,562	Technology One Ltd.§	37,195
48,961	Telstra Corp. Ltd.§	137,997
2,964	TPG Telecom Ltd.†, §	15,030
14,998	Transurban Group§	152,211
5,229	Treasury Wine Estates Ltd.§	46,485
4,434	United Malt Grp Ltd.§	13,034
5,028	Uniti Group, Ltd. *, §	13,872
1,605	Viva Energy Group, Ltd.#, §	2,747
3,525	Webjet Ltd. *, †, §	15,930
6,301	Wesfarmers Ltd.§	253,567
7,396	Western Areas Ltd.*, §	15,982
22,518	Westpac Banking Corp.§	418,730

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Australia (Continued)
19,506	Whitehaven Coal Ltd.*, §	$44,384
6,285	Woodside Petroleum Ltd.§	108,151
9,649	Woolworths Group Ltd.§	273,983
4,639	Worley Ltd.§	32,635
647	Xero Ltd.*, §	64,477
		9,886,462
	Austria—0.3%
984	ANDRITZ AG§	53,777
1,218	AT&S Austria Technologie & Systemtechnik AG§	46,442
371	BAWAG Group AG*, #, §	23,267
133	DO & Co. AG*, §	10,790
1,848	Erste Group Bank AG§	80,706
614	EVN AG§	16,324
1,377	FACC AG*, †, §	14,906
1,233	IMMOFINANZ AG*, †, §	29,408
332	Lenzing AG*, §	40,116
1,311	OMV AG§	78,777
3,082	Raiffeisen Bank International AG§	80,178
1,417	S IMMO AG§	32,757
127	Schoeller-Bleckmann Oilfield Equipment AG*, §	5,080
1,874	Telekom Austria AG*, §	16,136
4,149	UNIQA Insurance Group AG§	36,975
252	Verbund AG§	25,456
884	Vienna Insurance Group AG Wiener Versicherung Gruppe§	25,421
1,881	voestalpine AG§	69,135
921	Wienerberger AG§	30,963
		716,614
	Belgium—0.7%
366	Ackermans & van Haaren NV§	63,038
2,082	Ageas SA/NV§	103,038
5,568	AGFA-Gevaert NV*, §	25,700
5,947	Anheuser-Busch InBev SA/NV§	335,875
127	Argenx SE*, §	38,328
851	Barco NV§	18,439
1,086	Bekaert SA§	45,101
991	bpost SA*, §	8,734
105	Cie d'Entreprises CFE§	10,750
333	D'ieteren Group§	48,497
196	Elia Group SA/NV§	23,410
609	Etablissements Franz Colruyt NV†, §	31,024
1,410	Euronav NV§	13,240
2,756	Euronav SA*, †	26,899
548	EVS Broadcast Equipment SA§	12,253
1,400	Fagron§	27,271
415	Gimv NV§	26,346
1,602	KBC Group NV§	143,820
9	Lotus Bakeries NV§	55,057
216	Melexis NV§	22,863
2,034	Ontex Group NV*, §	21,557
1,080	Orange Belgium SA§	24,236
1,637	Proximus SADP§	32,364
207	Shurgard Self Storage SA§	11,366

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Belgium (Continued)
214	Sipef NV§	$12,476
1,145	Solvay SA§	142,477
449	Telenet Group Holding NV§	17,168
688	Tessenderlo Group SA*, §	25,596
852	UCB SA§	94,798
1,277	Umicore SA§	75,673
		1,537,394
	Canada—7.4%
1,800	Absolute Software Corp.	19,782
6,700	Advantage Energy Ltd.*, †	33,854
1,679	Aecon Group, Inc.	25,412
607	Ag Growth International, Inc.†	13,558
1,651	Agnico-Eagle Mines Ltd.	85,612
5,042	Aimia, Inc.*	17,237
1,100	Air Canada*, †	20,088
7,309	Alamos Gold, Inc., Class A	52,570
890	Algonquin Power & Utilities Corp.†	13,049
5,308	Alimentation Couche-Tard, Inc., Class B	203,084
2,174	AltaGas Ltd.†	42,893
1,185	Altus Group Ltd.	57,819
18,656	ARC Resources Ltd.†	174,836
989	Aritzia, Inc.*	31,483
700	Atco Ltd., Class I	22,455
84	Aurora Cannabis, Inc.*, †	582
16,677	B2Gold Corp.	57,012
850	Badger Infrastructure Solutions Ltd.†	22,716
5,855	Bank of Montreal	584,488
8,200	Bank of Nova Scotia	504,715
12,285	Barrick Gold Corp.	221,758
3,183	Bausch Health Cos., Inc.*	88,760
1,208	BCE, Inc.	60,514
9,500	Birchcliff Energy Ltd.†	52,578
4,601	BlackBerry Ltd.*, †	44,789
862	Boralex, Inc., Class A†	25,453
8	Brookfield Asset Management Reinsurance Partners Ltd., Class A*	444
10	Brookfield Asset Management Reinsurance Partners Ltd., Class A*, †	554
3,016	Brookfield Asset Management, Inc., Class A	161,511
717	Brookfield Infrastructure Corp., Class A†	42,983
785	BRP, Inc.†	72,662
4,802	Cameco Corp.	104,335
1,985	Canaccord Genuity Group, Inc.	21,831
400	Canada Goose Holdings, Inc.*, †	14,284
3,035	Canadian Imperial Bank of Commerce†	337,861
1,700	Canadian Imperial Bank of Commerce	189,210
4,408	Canadian National Railway Co.†	510,821
14,634	Canadian Natural Resources Ltd.	535,055
4,315	Canadian Pacific Railway Ltd.†	281,773
532	Canadian Tire Corp. Ltd., Class A	74,445
1,300	Canadian Utilities Ltd., Class A	35,030

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Canada (Continued)
1,880	Canadian Western Bank	$54,429
1,876	Canfor Corp.*	41,205
700	Canopy Growth Corp.*, †	9,702
2,194	Capital Power Corp.†	73,982
6,100	Cardinal Energy Ltd.*	20,131
6,100	Cascades, Inc.	75,467
1,637	CCL Industries, Inc., Class B†	84,784
6,166	Celestica, Inc.*	54,767
6,617	Cenovus Energy, Inc.	66,713
5,235	Centerra Gold, Inc.	35,751
9,000	CES Energy Solutions Corp.†	13,501
1,621	CGI, Inc.*	137,694
2,739	CI Financial Corp.	55,597
190	Cogeco Communications, Inc.	16,885
300	Cogeco, Inc.	21,364
825	Colliers International Group, Inc.	105,603
122	Constellation Software, Inc.	199,868
5,812	Corus Entertainment, Inc., Class B	26,064
3,354	Crescent Point Energy Corp.	15,464
322	Descartes Systems Group, Inc.*, †	26,166
1,840	Dollarama, Inc.	79,812
1,821	Dorel Industries, Inc., Class B*	15,700
1,100	DREAM Unlimited Corp., Class A	24,334
6,100	Dundee Precious Metals, Inc.	36,698
4,100	ECN Capital Corp.	33,794
3,501	Eldorado Gold Corp.*	27,088
9,925	Element Fleet Management Corp.†	100,143
2,163	Emera, Inc.	97,955
500	Empire Co. Ltd., Class A	15,238
5,120	Enbridge, Inc.	203,975
4,387	Enbridge, Inc.†	174,603
3,515	Endeavour Mining PLC	79,119
2,494	Enerflex Ltd.	18,273
7,134	Enerplus Corp.†	57,113
882	Enghouse Systems Ltd.†	38,696
7,100	Ensign Energy Services, Inc.*	10,538
700	ERO Copper Corp.*, †	12,413
4,400	Extendicare, Inc.†	25,498
216	Fairfax Financial Holdings Ltd.	87,196
2,600	Fiera Capital Corp.†	21,472
2,098	Finning International, Inc.	51,763
3,380	First Quantum Minerals Ltd.	62,578
547	FirstService Corp.	98,897
3,013	Fortis, Inc.	133,665
10,041	Fortuna Silver Mines, Inc.*, †	39,479
406	Franco-Nevada Corp.	52,744
3,500	Freehold Royalties Ltd.	28,738
1,045	George Weston Ltd.†	112,717
1,500	Gibson Energy, Inc.†	27,546
571	Gildan Activewear, Inc.	20,864
5,700	Gran Tierra Energy, Inc.*	4,185
1,406	Great-West Lifeco, Inc.	42,782
1,700	Home Capital Group, Inc.*, †	49,808

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Canada (Continued)
7,321	Hudbay Minerals, Inc.†	$45,662
2,998	Hydro One Ltd.#	70,867
1,352	iA Financial Corp., Inc.	76,705
3,400	IAMGOLD Corp.*, †	7,704
511	IGM Financial, Inc.†	18,256
800	Imperial Oil Ltd.†	25,283
1,017	Innergex Renewable Energy, Inc.†	16,300
706	Intact Financial Corp.	93,353
2,045	Interfor Corp.	50,503
2,087	Intertape Polymer Group, Inc.	45,395
1,600	Invesque, Inc.*, †	3,328
6,568	Ivanhoe Mines Ltd., Class A*, †	42,003
700	Jamieson Wellness, Inc. #, †	20,017
500	K-Bro Linen, Inc.	16,086
7,152	Kelt Exploration Ltd.*, †	25,692
2,848	Keyera Corp.†	71,661
17,698	Kinross Gold Corp.	94,876
4,203	Kirkland Lake Gold Ltd.†	175,075
3,700	Knight Therapeutics, Inc.*, †	15,628
600	Labrador Iron Ore Royalty Corp.†	16,684
800	Laurentian Bank of Canada†	25,391
562	LifeWorks, Inc.†	14,318
889	Linamar Corp.	46,163
1,322	Loblaw Cos. Ltd.	90,722
8,900	Lucara Diamond Corp.*, †	4,427
13,050	Lundin Mining Corp.	93,862
5,972	Magna International, Inc.	449,432
4,800	Major Drilling Group International, Inc.*	32,023
8,035	Manulife Financial Corp.	154,661
2,280	Manulife Financial Corp.†	43,867
1,530	Maple Leaf Foods, Inc.†	31,093
1,800	Martinrea International, Inc.	15,988
1,895	Medical Facilities Corp.	14,572
4,700	MEG Energy Corp.*	36,699
1,000	Methanex Corp.†	46,084
1,382	Metro, Inc.	67,529
470	MTY Food Group, Inc.†	23,726
2,700	Mullen Group Ltd.†	27,456
4,527	National Bank of Canada†	347,692
14,800	New Gold, Inc.*, †	15,658
1,740	NFI Group, Inc.	32,750
1,126	North West Co., Inc.	30,066
2,076	Northland Power, Inc.†	65,234
3,190	Nutrien Ltd.	206,859
11,800	OceanaGold Corp.*, †	19,285
793	Onex Corp.	56,060
2,715	Open Text Corp.	132,513
1,828	Osisko Gold Royalties Ltd.†	20,537
3,696	Pan American Silver Corp.†	86,053
4,549	Parex Resources, Inc.†	82,748
700	Park Lawn Corp.	20,183
1,907	Parkland Corp.	53,584
1,760	Pason Systems, Inc.	11,978

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Canada (Continued)
3,984	Pembina Pipeline Corp.	$126,266
4,630	Peyto Exploration & Development Corp.†	36,043
900	PrairieSky Royalty Ltd.†	9,600
580	Precision Drilling Corp.*	23,445
300	Premium Brands Holdings Corp.†	30,682
1,959	Primo Water Corp.†	30,856
1,764	Quebecor, Inc., Class B	42,631
1,200	Real Matters, Inc.*, †	9,512
700	Recipe Unlimited Corp.*, †	10,766
1,900	Restaurant Brands International, Inc.	116,376
1,345	Richelieu Hardware Ltd.	44,239
1,489	Ritchie Bros Auctioneers, Inc.†	91,884
3,204	Rogers Communications, Inc., Class B	149,596
5,300	Rogers Sugar, Inc.†	22,596
12,900	Royal Bank of Canada	1,283,584
1,740	Russel Metals, Inc.†	41,721
2,900	Sandstorm Gold Ltd.*	16,704
1,204	Saputo, Inc.	30,618
4,547	Secure Energy Services, Inc.	17,088
4,613	Shaw Communications, Inc., Class B	134,100
1,968	ShawCor Ltd.*	8,794
140	Shopify, Inc., Class A*	236,125
1,794	Sienna Senior Living, Inc.†	20,368
1,359	Sleep Country Canada Holdings, Inc.#	36,051
1,519	SNC-Lavalin Group, Inc.	42,190
4,381	SSR Mining, Inc.	63,712
1,600	Stantec, Inc.	75,162
400	Stella-Jones, Inc.	13,469
999	Sun Life Financial, Inc.†	51,425
1,100	Sun Life Financial, Inc.	56,595
7,810	Suncor Energy, Inc.	161,922
3,579	Superior Plus Corp.	38,231
7,700	Tamarack Valley Energy Ltd.*	19,393
2,442	TC Energy Corp.†	117,531
3,539	TC Energy Corp.	170,190
2,972	Teck Resources Ltd., Class B	73,983
1,944	TFI International, Inc.	198,882
287	Thomson Reuters Corp.†	31,734
1,465	Tilray, Inc.*, †	16,540
3,200	Timbercreek Financial Corp.†	24,355
698	TMX Group Ltd.	75,272
2,171	Torex Gold Resources, Inc.*	21,700
1,339	Toromont Industries Ltd.†	111,774
11,275	Toronto-Dominion Bank	746,415
5,111	Tourmaline Oil Corp.†	178,558
7,036	TransAlta Corp.	74,326
2,812	TransAlta Renewables, Inc.†	42,160
3,800	Transcontinental, Inc., Class A	60,363
12,242	Trican Well Service Ltd.*, †	28,609
3,001	Tricon Residential, Inc.†	40,042

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Canada (Continued)
1,570	Turquoise Hill Resources Ltd.*	$23,217
1,000	Uni-Select, Inc.*	14,006
2,344	Vermilion Energy, Inc.*, †	23,170
1,800	Wajax Corp.	32,615
272	Waste Connections, Inc.†	34,282
600	Waste Connections, Inc.	75,558
2,200	Wesdome Gold Mines Ltd.*	17,630
2,070	West Fraser Timber Co. Ltd.	174,347
12,500	Western Forest Products, Inc.	21,712
1,100	Westshore Terminals Investment Corp.†	21,234
1,528	Wheaton Precious Metals Corp.	57,520
18,463	Whitecap Resources, Inc.†	102,183
400	Winpak Ltd.	12,932
752	WSP Global, Inc.†	90,043
19,921	Yamana Gold, Inc.	78,640
		17,094,015
	Denmark—1.7%
102	ALK-Abello A/S*, §	42,861
2,469	Alm Brand A/S§	17,288
827	Ambu A/S, Class B§	24,428
20	AP Moller - Maersk A/S, Class A§	51,174
23	AP Moller - Maersk A/S, Class B§	62,214
2,721	Bang & Olufsen A/S*, §	12,802
253	Bavarian Nordic A/S*, §	12,809
749	Carlsberg A/S, Class B§	121,844
555	Chr Hansen Holding A/S§	45,323
568	Coloplast A/S, Class B§	89,028
805	D/S Norden A/S§	20,385
3,111	Danske Bank A/S§	52,443
816	Demant A/S*, §	41,094
778	Dfds A/S*, §	41,228
68	Drilling Co. of 1972 A/S*, §	2,554
1,168	DSV A/S§	278,856
1,244	FLSmidth & Co. A/S§	43,374
330	Genmab A/S*, §	144,172
1,611	GN Store Nord A/S§	109,791
771	H Lundbeck A/S§	20,937
818	H+H International A/S, Class B*, §	28,356
3,142	ISS A/S*, §	66,310
958	Jyske Bank A/S, Registered*, §	41,311
1,970	Matas A/S§	37,108
432	Netcompany Group A/S#, §	49,663
266	Nilfisk Holding A/S*, §	8,521
257	NKT A/S*, §	11,156
362	NNIT A/S#, §	6,883
12,082	Novo Nordisk A/S, Class B§	1,162,108
2,254	Novozymes A/S, Class B§	154,315
831	Orsted A/S#, §	109,643
1,611	Pandora A/S§	195,366
376	Per Aarsleff Holding A/S§	15,352
576	Ringkjoebing Landbobank A/S§	66,408
44	Rockwool International A/S, Class A§	16,055
86	Rockwool International A/S, Class B§	36,772

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Denmark (Continued)
1,104	Royal Unibrew A/S§	$132,936
1,644	Scandinavian Tobacco Group A/S, Class A#, §	32,461
336	Schouw & Co. A/S§	32,209
638	SimCorp A/S§	75,146
1,256	Spar Nord Bank A/S§	14,590
1,818	Sydbank A/S§	54,247
676	Topdanmark A/S§	34,901
1,813	Tryg A/S§	41,187
6,155	Vestas Wind Systems A/S§	246,425
615	Zealand Pharma A/S*, §	17,662
		3,921,696
	Finland—0.9%
510	Cargotec Oyj, Class B§	25,871
1,769	Elisa Oyj§	109,832
25,135	Finnair Oyj*, †, §	19,662
425	Fiskars Oyj Abp§	9,423
3,720	Fortum Oyj§	113,133
971	Huhtamaki Oyj†, §	43,783
1,799	Kemira Oyj§	27,604
1,396	Kesko Oyj, Class A§	43,249
2,664	Kesko Oyj, Class B§	91,956
578	Kojamo Oyj§	11,941
1,938	Kone Oyj, Class B§	135,896
1,119	Konecranes Oyj§	44,828
3,137	Metsa Board Oyj§	29,243
9,643	Metso Outotec Oyj§	87,885
3,866	Neles Oyj§	151,136
14,612	Nokia Oyj*, §	80,387
13,280	Nokia Oyj, ADR*	72,376
1,922	Nokian Renkaat Oyj§	68,195
12,077	Nordea Bank Abp§, *	156,556
281	Olvi Oyj, Class A§	16,238
7,100	Oriola Oyj, Class B§	14,555
727	Orion Oyj, Class A§	28,868
1,558	Orion Oyj, Class B§	61,667
10,116	Outokumpu Oyj*, §	61,704
7,476	Raisio Oyj , Class V†, §	29,379
873	Revenio Group Oyj§	55,369
2,447	Sampo Oyj, Class A§	121,421
3,652	Stora Enso Oyj, Class R§	60,638
1,519	Terveystalo Oyj#, §	18,936
760	TietoEVRY Oyj§	22,791
1,633	Tokmanni Group Corp.§	39,658
4,345	UPM-Kymmene Oyj§	153,519
775	Uponor Oyj§	19,107
559	Vaisala Oyj, Class A§	24,238
1,446	Valmet Oyj§	52,274
5,634	Wartsila Oyj Abp§	67,467

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Finland (Continued)
6,293	YIT Oyj†, §	$33,290
		2,204,075
	France—5.8%
1,053	Accor SA*, §	37,276
162	Aeroports de Paris*, †, §	20,563
3,054	Air Liquide SA§	488,662
3,566	Airbus SE*, §	468,198
370	Akka Technologies§, *	20,380
947	Albioma SA§	37,247
660	ALD SA#, §	8,983
972	Alstom SA§	36,879
476	Alten SA§	69,399
272	Amundi SA#, §	22,937
1,401	Arkema SA§	185,329
820	Atos SE§	43,662
368	Aubay§	20,619
10,652	AXA SA§	296,338
1,320	Beneteau SA*, §	19,562
234	BioMerieux§	26,576
5,566	BNP Paribas SA†, §	356,532
5,145	Bollore SA§	29,751
541	Bonduelle SCA§	13,432
3,865	Bouygues SA§	159,501
3,079	Bureau Veritas SA§	94,500
1,394	Capgemini SE§	289,910
7,667	Carrefour SA§	138,009
20,011	CGG SA*, †, §	15,321
5,818	Cie de Saint-Gobain§	391,854
1,522	Cie Generale des Etablissements Michelin SCA§	233,582
585	Cie Plastic Omnium SA§	14,944
1,598	CNP Assurances§	25,350
2,606	Coface SA§	32,816
5,863	Credit Agricole SA§	80,891
4,080	Danone SA§	278,480
150	Dassault Aviation SA§	16,829
1,755	Dassault Systemes SE§	92,009
5,436	Derichebourg SA*, §	62,759
3,064	Edenred§	165,029
1,777	Eiffage SA§	179,267
6,904	Electricite de France SA§	86,699
1,532	Elior Group SA*, #, §	12,097
4,742	Elis SA*, §	90,823
11,893	Engie SA§	156,090
601	Eramet SA*, §	45,074
1,110	EssilorLuxottica SA§	212,250
1,550	Eurofins Scientific SE§	198,767
1,033	Euronext NV#, §	116,568
4,666	Eutelsat Communications SA§	64,140
2,354	Faurecia SE§	110,036
178	Fnac Darty SA§	11,694
180	Gaztransport Et Technigaz SA§	13,449
173	Hermes International§	239,099

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	France (Continued)
77	ID Logistics Group*, §	$24,591
743	Imerys SA§	32,009
415	Ipsen SA§	39,619
1,041	IPSOS§	47,245
530	Jacquet Metals SACA§	13,359
614	JCDecaux SA*, §	16,214
685	Kaufman & Broad SA§	28,502
428	Kering SA§	304,405
1,540	Korian SA†, §	53,719
976	L'Oreal SA§	402,817
203	La Francaise des Jeux SAEM#, §	10,442
1,721	Lagardere SA*, §	45,349
1,064	Lectra§	41,828
2,297	Legrand SA§	246,361
1,624	LVMH Moet Hennessy Louis Vuitton SE§	1,161,264
971	Maisons du Monde SA#, §	19,604
444	Mersen SA§	16,400
529	Metropole Television SA§	10,998
812	Nexans SA§	75,973
1,827	Nexity SA§	87,059
31,311	Orange SA§	339,202
676	Orpea SA§	78,290
829	Pernod-Ricard SA§	181,292
3,518	Publicis Groupe SA§	236,915
993	Quadient SA§	23,881
101	Remy Cointreau SA§	19,576
2,261	Renault SA*, §	80,652
5,791	Rexel SA§	111,431
931	Rothschild & Co.§	40,067
995	Rubis SCA§	34,463
1,755	Safran SA§	220,042
2,623	Sanofi§	252,502
174	Sartorius Stedim Biotech§	97,124
200	Savencia SA§	14,546
1,900	Schneider Electric SE§	315,894
2,540	SCOR SE§	72,799
432	SEB SA§	60,913
6,297	SES SA§	56,317
411	Societe BIC SA§	24,195
4,495	Societe Generale SA§	141,130
832	Sodexo SA*, §	72,853
206	SOITEC*, §	44,712
55	Somfy SA§	9,954
344	Sopra Steria Group SACA§	63,826
1,621	SPIE SA§	36,725
3,434	STMicroelectronics NV§	149,714
3,853	Suez SA§	87,865
889	Technicolor SA, Registered*, §	3,003
729	Technip Energies NV*, §	11,435
606	Teleperformance§	238,435
2,268	Television Francaise 1†, §	22,209
943	Thales SA§	91,068
16,638	TotalEnergies SE†, §	797,278
198	Trigano SA§	37,188

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	France (Continued)
956	Ubisoft Entertainment SA§, *	$57,342
2,796	Valeo§	78,025
3,814	Veolia Environnement SA§	116,719
574	Verallia SA#, §	19,786
436	Vicat SA§	19,324
86	Vilmorin & Cie SA§	5,109
3,938	Vinci SA§	407,913
95	Virbac SA§	40,649
2,749	Vivendi SE†, §	34,674
1,284	Worldline SA*, #, §	97,964
		13,452,921
	Germany—5.2%
696	1&1 AG§	22,089
1,887	Aareal Bank AG§	52,463
1,127	adidas AG§	355,125
1,932	ADVA Optical Networking SE*, §	27,651
718	AIXTRON SE§	18,074
1,882	Allianz SE, Registered§	424,473
10,081	Aroundtown SA§	69,646
408	Aurubis AG§	30,908
3,903	BASF SE§	297,380
461	Bauer AG*, §	5,870
6,085	Bayer AG, Registered§	331,887
4,607	Bayerische Motoren Werke AG§	442,198
474	BayWa AG§	19,980
1,107	Bechtle AG§	75,947
592	Befesa SA#, §	45,182
435	Beiersdorf AG§	47,030
1,136	Bilfinger SE§	39,674
1,357	Borussia Dortmund GmbH & Co. KGaA*, §	7,583
1,982	Brenntag SE§	184,886
603	CANCOM SE§	35,762
226	Carl Zeiss Meditec AG§	43,443
3,791	CECONOMY AG*, §	16,378
159	Cewe Stiftung & Co. KGAA§	21,309
13,940	Commerzbank AG*, §	92,852
270	CompuGroup Medical SE & Co. KgaA§	22,233
1,121	Continental AG*, §	122,897
612	Corestate Capital Holding SA*, †, §	8,032
2,243	Covestro AG#, §	154,053
1,019	CTS Eventim AG & Co. KGaA*, §	77,103
9,159	Daimler AG, Registered§	814,193
167	Delivery Hero SE*, #, §	21,385
11,171	Deutsche Bank AG, Registered*, §	143,271
730	Deutsche Beteiligungs AG§	30,298
1,312	Deutsche Boerse AG§	213,576
696	Deutsche EuroShop AG§	14,215
3,148	Deutsche Lufthansa AG, Registered*, †, §	21,660
3,746	Deutsche Pfandbriefbank AG#, §	42,598
7,000	Deutsche Post AG, Registered§	441,186
36,590	Deutsche Telekom AG, Registered§	737,733
1,745	Deutsche Wohnen SE*	106,928
3,473	Deutz AG*, §	30,302

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Germany (Continued)
889	Duerr AG§	$38,290
28,452	E.ON SE§	348,095
1,192	Eckert & Ziegler Strahlen- und Medizintechnik AG§	153,882
1,524	Evonik Industries AG§	48,270
280	Evotec SE*, §	13,361
334	Fielmann AG§	22,325
472	flatexDEGIRO AG*, §	10,046
479	Fraport AG Frankfurt Airport Services Worldwide*, §	33,380
2,143	Freenet AG§	56,217
2,283	Fresenius Medical Care AG & Co. KGaA§	160,887
3,491	Fresenius SE & Co. KGaA§	167,845
199	FUCHS PETROLUB SE§	7,296
2,497	GEA Group AG§	114,434
425	Gerresheimer AG§	41,725
287	Gesco AG*, §	8,308
1,489	Grand City Properties SA§	37,143
336	Hannover Rueck SE§	58,848
243	Hapag-Lloyd AG#, §	53,147
1,117	HeidelbergCement AG§	83,773
6,593	Heidelberger Druckmaschinen AG*, §	15,090
524	Hella GmbH & Co. KgaA*, §	36,682
1,225	HelloFresh SE*, §	113,411
462	Henkel AG & Co. KGaA§	39,862
160	HOCHTIEF AG§	12,842
461	Hornbach Holding AG & Co. KGaA§	59,797
1,048	HUGO BOSS AG§	63,190
38	Hypoport SE*, §	25,643
721	Indus Holding AG§	27,712
10,553	Infineon Technologies AG§	433,825
790	Instone Real Estate Group SE#, §	22,545
788	Jenoptik AG§	26,672
6,571	K+S AG, Registered*, §	106,551
828	KION Group AG§	77,481
2,961	Kloeckner & Co. SE*, §	37,014
165	Knorr-Bremse AG§	17,706
434	Koenig & Bauer AG*, §	13,292
326	Krones AG§	31,903
730	LANXESS AG§	49,640
698	LEG Immobilien SE§	98,754
685	Merck KGaA§	148,959
4,159	METRO AG§	54,127
373	MTU Aero Engines AG§	84,340
675	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered§	185,014
147	Nagarro SE*, §	25,786
772	Nemetschek SE§	81,140
33	New Work SE§	8,099
188	Nexus AG§	15,567
1,039	Norma Group SE§	44,043
390	OHB SE§	17,268
471	PATRIZIA AG§	12,475
1,490	ProSiebenSat.1 Media SE§	27,418
656	Puma SE§	73,314
1,192	QIAGEN NV*, §	61,977
51	Rational AG§	48,090

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Germany (Continued)
824	Rheinmetall AG§	$80,895
641	RTL Group SA*, §	38,318
3,858	RWE AG§	136,386
959	S&T AG§	25,025
1,686	SAF-Holland SE*, §	22,682
523	Salzgitter AG*, §	17,682
4,060	SAP SE§	550,023
826	Scout24 AG#, §	57,335
2,763	Siemens AG, Registered§	454,173
1,782	Siemens Energy AG*, §	47,887
524	Siemens Healthineers AG#, §	34,097
279	Siltronic AG§	43,866
185	Sixt SE*, §	28,439
435	Software AG§	20,315
638	Stabilus SA§	44,742
286	STRATEC SE§	40,463
324	Stroeer SE & Co. KGaA§	26,771
1,626	Suedzucker AG§	26,160
731	Symrise AG§	96,435
1,795	TAG Immobilien AG§	52,605
1,202	Takkt AG§	19,099
315	Talanx AG*, §	13,487
685	TeamViewer AG*, #, §	20,198
420	Technotrans SE§	13,477
13,304	Telefonica Deutschland Holding AG§	37,870
2,041	thyssenkrupp AG*, §	21,750
1,060	Uniper SE§	44,245
2,405	United Internet AG, Registered§	93,582
426	VERBIO Vereinigte BioEnergie AG§	28,057
224	Vitesco Technologies Group AG*	13,245
542	Volkswagen AG§	168,280
3,634	Vonovia SE§	218,451
257	Vossloh AG§	13,672
236	Wacker Chemie AG§	44,289
904	Wacker Neuson SE§	26,266
209	Washtec AG§	13,162
959	Wuestenrot & Wuerttembergische AG§	20,342
284	Zalando SE*, #, §	26,098
117	Zeal Network SE§	5,556
42	zooplus AG*, §	23,696
		12,073,075
	Hong Kong—1.8%
86,000	AIA Group Ltd.§	990,216
2,500	ASM Pacific Technology Ltd.§	27,225
9,400	Bank of East Asia Ltd.§	15,118
2,700	BOC Aviation Ltd.#, §	22,441
18,000	BOC Hong Kong Holdings Ltd.§	53,925
3,500	Budweiser Brewing Co. APAC Ltd.#, §	8,810
10,000	Cafe de Coral Holdings Ltd.§	18,290
26,181	Cathay Pacific Airways Ltd.*, §	21,973
15,000	Chow Sang Sang Holdings International Ltd.§	22,411
10,200	Chow Tai Fook Jewellery Group Ltd.§	19,419
56,000	CITIC Telecom International Holdings Ltd.§	19,064

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Hong Kong (Continued)
6,906	CK Asset Holdings Ltd.§	$39,690
22,500	CK Hutchison Holdings Ltd.§	149,205
2,000	CK Infrastructure Holdings Ltd.§	11,112
11,000	CLP Holdings Ltd.§	105,802
6,000	Dah Sing Banking Group Ltd.§	5,477
4,800	Dah Sing Financial Holdings Ltd.§	14,276
78,750	Esprit Holdings Ltd.*, §	6,965
55,258	Far East Consortium International Ltd.§	18,716
58,000	First Pacific Co. Ltd.§	20,803
5,000	Galaxy Entertainment Group Ltd.*, §	25,228
40,000	Giordano International Ltd.§	7,706
7,138	Great Eagle Holdings Ltd.§	19,483
142,000	Guotai Junan International Holdings Ltd.§	22,532
108,000	Haitong International Securities Group Ltd.§	28,570
4,000	Hang Lung Group Ltd.§	9,326
11,000	Hang Lung Properties Ltd.§	25,005
8,300	Hang Seng Bank Ltd.§	141,654
8,500	Henderson Land Development Co. Ltd.§	32,267
11,000	HK Electric Investments & HK Electric Investments Ltd.§	10,920
7,500	HKBN Ltd.§	8,864
19,200	HKR International Ltd.§	7,583
56,000	HKT Trust & HKT Ltd.§	76,587
50,457	Hong Kong & China Gas Co. Ltd.§	76,429
7,706	Hong Kong Exchanges & Clearing Ltd.§	467,741
19,000	Hong Kong Technology Venture Co. Ltd.§	26,941
14,179	Hongkong & Shanghai Hotels Ltd.*, §	13,248
50,000	Hutchison Telecommunications Hong Kong Holdings Ltd.§	7,773
9,000	Hysan Development Co. Ltd.§	29,289
41,000	IGG, Inc.§	38,420
5,602	Johnson Electric Holdings Ltd.§	11,908
11,000	JS Global Lifestyle Co. Ltd.#, §	25,535
7,000	Kerry Logistics Network Ltd.§	14,959
6,000	Kerry Properties Ltd.§	15,791
5,750	L'Occitane International SA§	19,366
38,400	Landing International Development Ltd.*, §	1,182
15,500	Lifestyle International Holdings Ltd.*, §	8,333
6,000	Luk Fook Holdings International Ltd.§	15,371
51,600	Man Wah Holdings Ltd.§	74,914
480,000	Mason Group Holdings Ltd.*, §	1,414
11,000	Melco International Development Ltd.*, §	12,852
6,185	MTR Corp. Ltd.§	33,205
10,000	NagaCorp Ltd.§	8,519
9,000	New World Development Co. Ltd.§	36,519
44,000	NewOcean Energy Holdings Ltd.*, §	1,856
17,000	NWS Holdings Ltd.§	15,704
1,000	Orient Overseas International Ltd.§	17,262
87,000	Pacific Basin Shipping Ltd.§	40,290
7,128	Pacific Century Premium Developments Ltd.*, §	549
29,000	Pacific Textiles Holdings Ltd.§	14,661
59,789	PCCW Ltd.§	30,668
10,000	Power Assets Holdings Ltd.§	58,606
4,800	PRADA SpA§	26,180
6,900	Samsonite International SA*, #, §	14,785
9,600	Sands China Ltd.*, §	19,674

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Hong Kong (Continued)
12,000	Shangri-La Asia Ltd.*, §	$9,504
100,000	Shun Tak Holdings Ltd.*, §	26,727
138,000	Singamas Container Holdings Ltd.§	15,718
16,352	Sino Land Co. Ltd.§	22,001
23,000	SITC International Holdings Co. Ltd.§	81,999
25,000	SJM Holdings Ltd.*, §	16,915
13,500	SmarTone Telecommunications Holdings Ltd.§	7,635
7,000	Sun Hung Kai Properties Ltd.§	86,991
27,000	SUNeVision Holdings Ltd.§	25,380
4,500	Swire Pacific Ltd., Class A§	26,672
15,000	Swire Pacific Ltd., Class B§	14,723
6,200	Swire Properties Ltd.§	15,513
8,000	Techtronic Industries Co. Ltd.§	156,828
12,000	Television Broadcasts Ltd.*, §	9,463
30,000	United Laboratories International Holdings Ltd.§	19,903
32,000	Value Partners Group Ltd.§	16,098
12,000	Vitasoy International Holdings Ltd.§	30,383
24,000	VSTECS Holdings Ltd.§	21,528
1,300	VTech Holdings Ltd.§	9,461
116,326	WH Group Ltd.#, §	82,753
11,000	Wharf Real Estate Investment Co. Ltd.§	56,829
34,000	Xinyi Glass Holdings Ltd.§	100,996
14,500	Yue Yuen Industrial Holdings Ltd.*, §	29,388
29,000	Zensun Enterprises Ltd.§	21,860
		4,091,875
	Ireland—0.5%
5,093	AIB Group PLC†, §, *	13,734
10,939	Bank of Ireland Group PLC*, §	64,476
10,801	Cairn Homes PLC*, §	14,174
3,828	CRH PLC§	178,561
6,465	CRH PLC, ADR	302,174
563	Flutter Entertainment PLC*, §	111,300
1,946	Irish Continental Group PLC*, §	9,716
526	Kerry Group PLC, Class A§	70,423
2,044	Kingspan Group PLC§	202,186
4,774	Smurfit Kappa Group PLC§	250,262
		1,217,006
	Israel—0.5%
734	Airport City Ltd.*, §	13,185
568	Alony Hetz Properties & Investments Ltd.§	8,699
2,317	Amot Investments Ltd.§	16,341
335	AudioCodes Ltd.	10,901
154	Azrieli Group Ltd.§	13,847
6,983	Bank Hapoalim BM§	61,306
13,368	Bank Leumi Le-Israel BM§	113,474
22,557	Bezeq The Israeli Telecommunication Corp. Ltd.*, §	26,611
92	Big Shopping Centers Ltd.§	13,636
2,356	Cellcom Israel Ltd.*, §	8,217
1,006	Clal Insurance Enterprises Holdings Ltd.*, §	21,467
66	Danel Adir Yeoshua Ltd.§	12,863
442	Delek Group Ltd.*, §	31,290
611	Delta Galil Industries Ltd.§	30,418

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Israel (Continued)
187	Elbit Systems Ltd.	$27,085
58	Electra Ltd.§	36,450
464	Equital Ltd.*, §	13,085
432	First International Bank of Israel Ltd.§	15,781
122	Formula Systems 1985 Ltd., ADR†	11,993
375	Fox Wizel Ltd.§	47,090
2,500	Gav-Yam Lands Corp. Ltd.§	25,433
2,147	Harel Insurance Investments & Financial Services Ltd.§	22,103
2,234	ICL Group Ltd.§	16,250
275	IDI Insurance Co. Ltd.§	9,667
464	Isracard Ltd.§	1,928
6,033	Israel Discount Bank Ltd., Class A*, §	31,853
302	Kenon Holdings Ltd.§	12,488
1,175	Matrix IT Ltd.§	31,321
1,507	Maytronics Ltd.§	35,573
298	Melisron Ltd.*,§	23,794
526	Menora Mivtachim Holdings Ltd.§	10,805
1,212	Mizrahi Tefahot Bank Ltd.§	40,806
2,005	Naphtha Israel Petroleum Corp. Ltd.*, §	9,735
156	Nice Ltd.*, §	44,129
168	Nice Ltd., ADR†, *	47,719
417	Nova Ltd.*, §	41,703
21,016	Oil Refineries Ltd.*, §	4,731
2,397	Partner Communications Co. Ltd.*, §	11,135
134	Paz Oil Co. Ltd.*, §	14,529
1,329	Phoenix Holdings Ltd.§	15,117
1,415	Shapir Engineering and Industry Ltd.§	11,310
4,878	Shikun & Binui Ltd.*, §	28,708
700	Strauss Group Ltd.§	20,424
1,314	Summit Real Estate Holdings Ltd.*, §	23,000
526	Tera Light Ltd.*	1,633
6,630	Teva Pharmaceutical Industries Ltd., ADR*	64,576
862	Tower Semiconductor Ltd.*	25,774
		1,159,983
	Italy—1.8%
23,194	A2A SpA§	47,561
548	ACEA SpA§	11,705
1,290	Amplifon SpA§	61,474
6,692	Anima Holding SpA#, §	31,923
7,266	Assicurazioni Generali SpA§	154,583
2,754	Atlantia SpA*, §	52,064
1,709	Azimut Holding SpA§	46,884
623	Banca Generali SpA*, §	27,322
2,201	Banca Mediolanum SpA§	23,813
9,396	Banca Popolare di Sondrio SCPA§	39,907
30,073	Banco BPM SpA§	94,460
2,332	BFF Bank SpA#, §	22,657
26,017	BPER Banca§	58,169
732	Brunello Cucinelli SpA§, *	40,149
1,230	Buzzi Unicem SpA§	28,083
3,016	Cairo Communication SpA†, §	5,987
1,300	Carel Industries SpA#, §	35,152
27,159	CIR SpA-Compagnie Industriali*, †, §	15,236

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Italy (Continued)
12,944	CNH Industrial NV§	$219,171
3,914	Credito Emiliano SpA§	27,337
1,563	Davide Campari-Milano NV§	22,002
253	DiaSorin SpA§	53,099
44,294	Enel SpA§	340,069
19,327	Eni SpA§	257,325
806	ERG SpA§	23,944
741	Ferrari NV§	155,122
18,781	Fincantieri SpA*, †, §	15,443
4,947	FinecoBank Banca Fineco SpA*, §	89,652
725	Gruppo MutuiOnline SpA§	35,772
12,089	Hera SpA§	49,380
1,991	Infrastrutture Wireless Italiane SpA#, §	22,203
1,134	Interpump Group SpA§	73,453
88,627	Intesa Sanpaolo SpA§	251,436
9,018	Iren SpA§	26,758
7,345	Italgas SpA§	47,030
2,260	Leonardo SpA*, §	18,458
7,518	Mediobanca Banca di Credito Finanziario SpA*, §	90,816
1,242	Moncler SpA§	75,962
9,750	OVS SpA*, #, §	25,906
1,752	Pirelli & C SpA#, §	10,262
3,814	Poste Italiane SpA#, §	52,492
1,079	Prysmian SpA§	37,852
442	Recordati Industria Chimica e Farmaceutica SpA§	25,710
61	Reply SpA§	11,237
5,199	Saipem SpA*, †, §	12,756
10,551	Saras SpA*, †, §	10,257
103	Sesa SpA§	18,617
9,270	Snam SpA§	51,384
5,594	Societa Cattolica Di Assicurazione SPA*, §	45,705
575	SOL SpA§	12,558
39,061	Stellantis NV§	745,868
3,313	Tamburi Investment Partners SpA§	35,123
2,650	Technogym SpA#, §	29,711
180,478	Telecom Italia SpA§	71,089
1,807	Tenaris SA§	19,056
9,476	Terna - Rete Elettrica Nazionale§	67,212
7,682	UniCredit SpA§	101,614
7,073	Unipol Gruppo SpA§	41,353
9,399	UnipolSai Assicurazioni SpA†, §	26,405
		4,143,728
	Japan—15.9%
1,200	77 Bank Ltd.§	13,685
4,900	Acom Co. Ltd.†, §	17,976
1,200	Adastria Co. Ltd.§	22,057
1,500	ADEKA Corp.§	33,866
1,500	Advantest Corp.§	134,388
4,700	Aeon Co. Ltd.§	123,688
1,400	AEON Financial Service Co. Ltd.§	17,885
2,100	Aeon Mall Co. Ltd.§	32,373
2,100	AGC, Inc.§	107,482

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
700	Aica Kogyo Co. Ltd.§	$23,979
2,900	Aida Engineering Ltd.§	27,334
8,600	Aiful Corp.§	28,985
300	Ain Holdings, Inc.§	18,565
2,300	Air Water, Inc.§	36,841
1,600	Aisin Corp.§	58,150
2,900	Ajinomoto Co., Inc.§	85,810
1,200	Alconix Corp.§	17,378
1,400	Alfresa Holdings Corp.§	20,970
3,500	Alps Alpine Co. Ltd.§	38,020
2,700	Amada Co. Ltd.§	28,018
1,000	Amano Corp.§	25,702
700	ANA Holdings, Inc.*, §	18,174
1,500	Anritsu Corp.†, §	26,843
1,100	AOKI Holdings, Inc.†, §	7,148
600	Aomori Bank Ltd.§	11,536
900	Aoyama Trading Co. Ltd.*, §	6,829
700	Aozora Bank Ltd.§	17,151
500	Arata Corp.§	19,758
1,000	Arcs Co. Ltd.§	20,297
400	Argo Graphics, Inc.§	11,909
1,400	Arisawa Manufacturing Co. Ltd.§	11,200
900	Aruhi Corp.§	10,516
1,800	Asahi Diamond Industrial Co. Ltd.§	10,924
3,400	Asahi Group Holdings Ltd.§	164,703
2,000	Asahi Holdings, Inc.§	35,980
1,600	Asahi Intecc Co. Ltd.§	43,897
15,000	Asahi Kasei Corp.§	160,106
600	Asics Corp.§	13,613
1,400	ASKUL Corp.§	20,363
10,900	Astellas Pharma, Inc.§	179,726
800	Avex, Inc.§	10,712
800	Awa Bank Ltd.§	15,680
400	Axial Retailing, Inc.§	13,590
1,100	Azbil Corp.§	47,281
1,100	Bandai Namco Holdings, Inc.§	82,604
600	Bank of Kyoto Ltd.§	27,519
1,300	Bank of the Ryukyus Ltd.§	9,102
300	Belc Co. Ltd.§	15,611
1,300	Bell System24 Holdings, Inc.§	19,409
1,300	Belluna Co. Ltd.§	9,841
1,000	Benefit One, Inc.§	47,216
800	Benesse Holdings, Inc.§	18,093
1,500	Bic Camera, Inc.§	14,292
500	BML, Inc.§	18,987
7,200	Bridgestone Corp.§	341,469
4,000	Broadleaf Co. Ltd.§	20,558
1,400	Brother Industries Ltd.§	30,804
3,200	Bunka Shutter Co. Ltd.†, §	32,427
400	C Uyemura & Co. Ltd.§	16,230
700	Calbee, Inc.§	17,074
900	Canon Electronics, Inc.§	13,471
4,600	Canon, Inc.§	113,147
2,400	Capcom Co. Ltd.§	66,661

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
1,600	Casio Computer Co. Ltd.†, §	$26,530
900	Central Japan Railway Co.§	143,848
3,700	Chiba Bank Ltd.§	23,823
3,800	Chubu Electric Power Co., Inc.§	45,076
700	Chudenko Corp.§	14,232
3,200	Chugai Pharmaceutical Co. Ltd.§	117,224
1,700	Chugoku Electric Power Co., Inc.§	15,524
2,300	Chugoku Marine Paints Ltd.§	17,285
5,400	Citizen Watch Co. Ltd.§	24,893
800	Coca-Cola Bottlers Japan Holdings, Inc.§	11,586
200	cocokara fine, Inc.†, §	15,427
900	COMSYS Holdings Corp.§	23,765
8,000	Concordia Financial Group Ltd.§	31,564
1,200	Cosmo Energy Holdings Co. Ltd.§	27,286
200	Cosmos Pharmaceutical Corp.†, §	34,109
600	Create SD Holdings Co. Ltd.§	20,178
1,900	Credit Saison Co. Ltd.§	25,029
3,600	CyberAgent, Inc.§	69,721
1,700	Dai Nippon Printing Co. Ltd.§	41,170
500	Dai-Dan Co. Ltd.§	11,887
3,600	Dai-ichi Life Holdings, Inc.§	78,386
2,100	Daicel Corp.§	16,353
3,700	Daido Metal Co. Ltd.§	20,412
600	Daido Steel Co. Ltd.§	25,512
700	Daifuku Co. Ltd.§	65,823
500	Daihen Corp.§	22,035
700	Daiho Corp.§	23,945
300	Daiichi Jitsugyo Co. Ltd.§	13,358
2,700	Daiichi Sankyo Co. Ltd.§	72,030
600	Daiichikosho Co. Ltd.§	22,260
1,200	Daikin Industries Ltd.§	258,106
1,400	Daikyonishikawa Corp.§	8,185
1,900	Daio Paper Corp.§	35,637
1,080	Daiseki Co. Ltd.§	47,201
400	Daishi Hokuetsu Financial Group, Inc.§	9,103
500	Daito Trust Construction Co. Ltd.†, §	58,377
5,300	Daiwa House Industry Co. Ltd.§	177,002
9,500	Daiwa Securities Group, Inc.§	55,492
2,500	Daiwabo Holdings Co. Ltd.§	40,261
2,200	DCM Holdings Co. Ltd.§	21,336
1,200	DeNA Co. Ltd.§	22,273
1,300	Denka Co. Ltd.§	45,657
1,500	Denso Corp.§	98,333
1,500	Dentsu Group, Inc.§	57,707
2,400	Dexerials Corp.§	47,265
1,200	DIC Corp.§	33,949
400	Digital Arts, Inc.§	32,414
300	Digital Garage, Inc.§	13,757
700	Dip Corp.§	26,650
100	Disco Corp.§	27,992
1,800	DMG Mori Co. Ltd.§	33,857
1,100	Doutor Nichires Holdings Co. Ltd.§	17,387
1,100	Dowa Holdings Co. Ltd.§	43,399
600	DTS Corp.§	13,816

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
1,000	Duskin Co. Ltd.§	$23,313
1,100	Eagle Industry Co. Ltd.§	12,199
300	Earth Corp.§	18,275
1,900	East Japan Railway Co.§	133,276
1,100	Ebara Corp.§	54,421
2,100	EDION Corp.†, §	19,829
900	Eisai Co. Ltd.§	67,775
600	Elecom Co. Ltd.§	9,623
900	Electric Power Development Co. Ltd.§	12,910
700	en-Japan, Inc.§	25,094
32,400	ENEOS Holdings, Inc.§	132,304
1,000	Exedy Corp.§	15,330
500	Ezaki Glico Co. Ltd.§	19,024
900	Fancl Corp.§	29,855
300	FANUC Corp.§	65,674
400	Fast Retailing Co. Ltd.§	294,810
1,100	FCC Co. Ltd.§	15,521
2,700	Ferrotec Holdings Corp.§	75,934
1,600	Food & Life Cos. Ltd.§	73,771
900	Foster Electric Co. Ltd.§	7,472
800	FP Corp.§	29,671
1,100	Fudo Tetra Corp.†, §	17,769
1,600	Fuji Corp.§	40,948
1,400	Fuji Electric Co. Ltd.§	63,794
700	Fuji Oil Holdings, Inc.§	16,429
700	Fuji Seal International, Inc.§	15,162
500	Fuji Soft, Inc.§	26,251
400	Fujibo Holdings, Inc.§	15,165
700	Fujicco Co. Ltd.§	12,159
900	FUJIFILM Holdings Corp.§	77,607
7,900	Fujikura Ltd.*, §	46,743
500	Fujimori Kogyo Co. Ltd.§	21,740
600	Fujitsu General Ltd.§	14,982
2,000	Fujitsu Ltd.§	363,221
200	Fukuda Denshi Co. Ltd.§	17,414
1,000	Fukuoka Financial Group, Inc.§	17,963
600	Fukuyama Transporting Co. Ltd.§	26,193
900	Furukawa Co. Ltd.§	9,866
1,200	Furukawa Electric Co. Ltd.§	26,180
1,200	Furuno Electric Co. Ltd.§	13,287
800	Futaba Corp.§	5,674
500	Fuyo General Lease Co. Ltd.§	34,543
800	G-7 Holdings, Inc.§	14,554
800	Geo Holdings Corp.§	9,033
1,000	Glory Ltd.§	22,286
900	GMO internet, Inc.§	23,058
700	Goldcrest Co. Ltd.§	10,601
400	Goldwin, Inc.§	26,110
3,100	Gree, Inc.§	17,079
1,000	GS Yuasa Corp.§	22,695
1,100	GungHo Online Entertainment, Inc.§	20,198
4,900	Gunma Bank Ltd.§	15,710
600	Gunze Ltd.§	23,448
900	H.U. Group Holdings, Inc.†, §	24,344

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
1,700	H2O Retailing Corp.§	$14,742
5,000	Hachijuni Bank Ltd.§	17,826
2,400	Hakuhodo DY Holdings, Inc.†, §	41,405
800	Hamakyorex Co. Ltd.§	24,149
500	Hamamatsu Photonics KK§	31,017
2,200	Hankyu Hanshin Holdings, Inc.§	69,413
800	Hanwa Co. Ltd.§	24,811
5,200	Haseko Corp.§	69,709
3,500	Hazama Ando Corp.§	25,136
1,200	Heiwa Corp.§	22,513
600	Heiwa Real Estate Co. Ltd.§	20,790
900	Heiwado Co. Ltd.†, §	17,548
200	Hikari Tsushin, Inc.§	33,820
2,600	Hino Motors Ltd.§	24,389
3,100	Hirogin Holdings, Inc.§	17,714
400	Hisamitsu Pharmaceutical Co., Inc.§	15,173
1,100	Hitachi Construction Machinery Co. Ltd.§	31,160
9,500	Hitachi Ltd.§	563,291
2,000	Hitachi Metals Ltd.*, §	38,752
600	Hitachi Transport System Ltd.§	26,724
6,400	Hitachi Zosen Corp.§	49,212
400	Hogy Medical Co. Ltd.§	11,419
2,900	Hokkaido Electric Power Co., Inc.§	13,895
700	Hokkoku Bank Ltd.§	13,674
3,000	Hokuetsu Corp.†, §	18,445
1,800	Hokuhoku Financial Group, Inc.§	13,782
2,300	Hokuriku Electric Power Co.§	12,355
1,200	Hokuto Corp.§	21,171
8,800	Honda Motor Co. Ltd.§	271,395
500	Horiba Ltd.§	35,013
3,100	Hosiden Corp.§	26,753
600	House Foods Group, Inc.§	18,318
2,400	Hoya Corp.§	375,355
2,300	Hulic Co. Ltd.§	25,642
3,000	Hyakugo Bank Ltd.§	8,756
1,100	Ibiden Co. Ltd.§	60,810
6,700	Ichigo, Inc.§	22,147
600	Idec Corp.§	11,865
2,300	Idemitsu Kosan Co. Ltd.§	60,719
3,000	IDOM, Inc.§	26,769
2,200	IHI Corp.§	55,586
1,100	Iida Group Holdings Co. Ltd.§	28,312
900	Inabata & Co. Ltd.§	13,945
4,200	Infomart Corp.§	38,095
7,500	Inpex Corp.§	58,696
1,100	Intage Holdings, Inc.§	16,117
300	Iriso Electronics Co. Ltd.§	12,240
1,900	Isetan Mitsukoshi Holdings Ltd.†, §	14,350
1,600	Ishihara Sangyo Kaisha Ltd.§	18,188
3,200	Isuzu Motors Ltd.§	42,041
500	Ito En Ltd.§	33,203
7,900	ITOCHU Corp.†, §	231,403
1,200	Itochu Enex Co. Ltd.†, §	10,811
700	Itochu Techno-Solutions Corp.§	22,853

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
3,400	Itoham Yonekyu Holdings, Inc.§	$22,284
700	Iwatani Corp.§	41,149
4,100	Iyo Bank Ltd.§	20,914
500	Izumi Co. Ltd.§	16,678
2,300	J Trust Co. Ltd.†, §	10,298
700	J-Oil Mills, Inc.§	11,551
1,600	J. Front Retailing Co. Ltd.§	15,513
1,300	Jaccs Co. Ltd.†, §	35,520
700	JAFCO Group Co. Ltd.§	44,922
1,400	Japan Airlines Co. Ltd.*, §	33,325
500	Japan Airport Terminal Co. Ltd.*, §	24,659
1,800	Japan Aviation Electronics Industry Ltd.§	26,313
1,100	Japan Elevator Service Holdings Co. Ltd.§	25,314
3,600	Japan Exchange Group, Inc.§	89,344
1,500	Japan Lifeline Co. Ltd.§	18,396
7,000	Japan Post Holdings Co. Ltd.*, §	58,916
1,000	Japan Post Insurance Co. Ltd.§	18,098
600	Japan Pulp & Paper Co. Ltd.§	20,997
3,000	Japan Securities Finance Co. Ltd.†, §	23,269
1,300	Japan Steel Works Ltd.§	33,802
10,300	Japan Tobacco, Inc.§	202,235
1,700	Japan Wool Textile Co. Ltd.§	15,459
400	JCU Corp.§	15,930
3,600	JFE Holdings, Inc.§	53,717
1,500	JGC Holdings Corp.§	14,039
400	JINS Holdings, Inc.†, §	29,122
600	Joshin Denki Co. Ltd.§	13,574
700	JSR Corp.§	25,374
3,800	JTEKT Corp.§	33,121
800	Juroku Bank Ltd.§	15,713
8,900	JVCKenwood Corp.§	16,726
2,200	K's Holdings Corp.§	22,800
400	Kadokawa Corp.§	22,162
700	Kaga Electronics Co. Ltd.§	18,924
800	Kagome Co. Ltd.§	20,638
4,900	Kajima Corp.§	63,144
1,100	Kakaku.com, Inc.§	35,611
500	Kaken Pharmaceutical Co. Ltd.§	20,567
1,000	Kamigumi Co. Ltd.§	21,041
1,300	Kanamoto Co. Ltd.§	30,507
2,200	Kandenko Co. Ltd.§	18,174
600	Kaneka Corp.§	25,157
1,700	Kanematsu Corp.§	21,130
4,400	Kansai Electric Power Co., Inc.§	42,700
1,200	Kansai Paint Co. Ltd.§	29,838
3,100	Kao Corp.§	184,704
400	Katitas Co. Ltd.§	14,157
400	Kato Sangyo Co. Ltd.§	11,880
300	KAWADA TECHNOLOGIES, Inc.§	10,401
2,100	Kawasaki Heavy Industries Ltd.†, §	48,791
16,000	KDDI Corp.§	528,760
1,200	Keihan Holdings Co. Ltd.§	34,560
1,500	Keikyu Corp.†, §	18,760
700	Keio Corp.§	37,476

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
600	Keisei Electric Railway Co. Ltd.§	$19,902
2,500	Keiyo Bank Ltd.§	10,064
900	Kewpie Corp.§	21,863
400	Keyence Corp.§	239,674
1,100	KH Neochem Co. Ltd.§	30,295
400	Kikkoman Corp.§	32,506
900	Kintetsu Group Holdings Co. Ltd.*, §	30,377
1,700	Kintetsu World Express, Inc.§	43,261
5,200	Kirin Holdings Co. Ltd.§	96,585
800	Kissei Pharmaceutical Co. Ltd.§	17,228
1,500	Kito Corp.§	24,248
2,600	Kitz Corp.§	18,355
1,600	Kiyo Bank Ltd.§	22,697
300	Kobayashi Pharmaceutical Co. Ltd.§	23,759
1,800	Kobe Bussan Co. Ltd.§	58,767
4,400	Kobe Steel Ltd.§	26,556
500	Koei Tecmo Holdings Co. Ltd.§	23,783
900	Kohnan Shoji Co. Ltd.§	29,456
1,300	Koito Manufacturing Co. Ltd.§	78,168
1,500	Kokuyo Co. Ltd.§	25,426
8,600	Komatsu Ltd.§	206,792
1,100	KOMEDA Holdings Co. Ltd.§	21,877
1,000	Komeri Co. Ltd.§	24,203
1,400	Komori Corp.§	10,956
700	Konami Holdings Corp.§	43,928
6,900	Konica Minolta, Inc.†, §	37,220
700	Konishi Co. Ltd.§	11,209
1,200	Konoike Transport Co. Ltd.§	13,750
100	Kose Corp.§	11,986
4,900	Kubota Corp.§	104,533
400	Kumagai Gumi Co. Ltd.§	10,307
4,700	Kuraray Co. Ltd.§	45,280
400	Kureha Corp.§	27,161
700	Kurita Water Industries Ltd.§	33,819
400	Kusuri no Aoki Holdings Co. Ltd.†, §	27,302
1,400	Kyocera Corp.§	87,521
1,500	Kyoei Steel Ltd.§	18,574
1,700	Kyokuto Kaihatsu Kogyo Co. Ltd.§	24,898
500	KYORIN Holdings, Inc.§	7,976
1,000	Kyowa Exeo Corp.§	24,597
600	Kyudenko Corp.§	19,911
2,400	Kyushu Electric Power Co., Inc.§	18,259
5,000	Kyushu Financial Group, Inc.§	17,880
1,200	Kyushu Railway Co.§	28,930
600	Lasertec Corp.§	136,289
400	Lawson, Inc.†, §	19,639
1,000	Lintec Corp.§	22,859
1,100	Lion Corp.§	17,795
2,600	Lixil Corp.§	75,553
500	M&A Capital Partners Co. Ltd.*, †, §	27,741
2,800	M3, Inc.§	199,891
700	Mabuchi Motor Co. Ltd.§	24,285
1,300	Macnica Fuji Electronics Holdings, Inc.§	30,306
900	Macromill, Inc.§	6,673

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
3,800	Maeda Corp.†, §	$30,695
800	Maeda Kosen Co. Ltd.§	23,721
400	Maeda Road Construction Co. Ltd.§	7,367
600	Makino Milling Machine Co. Ltd.§	23,062
900	Makita Corp.§	49,114
500	Mani, Inc.§	9,542
6,900	Marubeni Corp.§	56,614
800	Marudai Food Co. Ltd.†, §	12,478
700	Maruha Nichiro Corp.§	16,524
2,200	Marui Group Co. Ltd.§	42,535
700	Maruichi Steel Tube Ltd.§	16,237
2,200	Marusan Securities Co. Ltd.†, §	12,569
200	Maruwa Co. Ltd.§	20,430
900	Matsui Securities Co. Ltd.§	6,560
700	Matsumotokiyoshi Holdings Co. Ltd.§	31,282
1,700	Maxell Holdings Ltd.§	20,347
4,100	Mazda Motor Corp.*, §	35,703
500	McDonald's Holdings Co. Japan Ltd.§	23,600
9,000	Mebuki Financial Group, Inc.§	19,795
1,600	Medipal Holdings Corp.§	30,182
1,000	Megachips Corp.§	29,951
1,000	Megmilk Snow Brand Co. Ltd.§	20,563
1,700	Meidensha Corp.§	37,637
1,000	MEIJI Holdings Co. Ltd.§	64,630
1,200	Meiko Electronics Co. Ltd.§	32,369
500	Meitec Corp.§	27,464
400	Mercari, Inc.*, §	22,021
600	Milbon Co. Ltd.§	36,765
1,200	Mimasu Semiconductor Industry Co. Ltd.§	26,325
2,200	MINEBEA MITSUMI, Inc.§	56,175
1,600	Mirait Holdings Corp.§	31,794
1,000	MISUMI Group, Inc.§	42,494
15,300	Mitsubishi Chemical Holdings Corp.§	139,805
5,500	Mitsubishi Corp.§	172,055
13,000	Mitsubishi Electric Corp.§	180,809
5,800	Mitsubishi Estate Co. Ltd.§	92,366
1,700	Mitsubishi Gas Chemical Co., Inc.†, §	33,573
13,800	Mitsubishi HC Capital, Inc.§	72,520
1,900	Mitsubishi Heavy Industries Ltd.§	51,297
900	Mitsubishi Logistics Corp.§	26,706
1,000	Mitsubishi Materials Corp.§	19,562
5,200	Mitsubishi Motors Corp.*, §	14,225
51,700	Mitsubishi UFJ Financial Group, Inc.§	301,847
6,000	Mitsui & Co. Ltd.§	130,159
2,500	Mitsui Chemicals, Inc.§	83,937
2,100	Mitsui E&S Holdings Co. Ltd.*, §	9,364
4,700	Mitsui Fudosan Co. Ltd.§	111,954
600	Mitsui High-Tec, Inc.§	41,030
1,900	Mitsui Mining & Smelting Co. Ltd.§	53,128
800	Mitsui OSK Lines Ltd.†, §	53,912
800	Mitsui-Soko Holdings Co. Ltd.§	18,093
300	Miura Co. Ltd.§	12,036
1,000	Mixi, Inc.§	22,554
700	Miyazaki Bank Ltd.§	13,132

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
9,790	Mizuho Financial Group, Inc.§	$137,823
1,000	Mizuho Leasing Co. Ltd.§	32,550
300	Mochida Pharmaceutical Co. Ltd.§	9,181
400	Modec, Inc.§	6,350
3,300	Monex Group, Inc.§	17,213
300	Money Forward, Inc.*, §	21,325
600	Monogatari Corp.†, §	42,026
1,600	MonotaRO Co. Ltd.§	36,105
400	Morinaga & Co. Ltd.§	14,780
700	Morinaga Milk Industry Co. Ltd.§	43,486
1,800	MS&AD Insurance Group Holdings, Inc.§	60,059
3,300	Murata Manufacturing Co. Ltd.§	293,749
2,000	Musashi Seimitsu Industry Co. Ltd.§	34,989
1,000	Musashino Bank Ltd.†, §	16,461
1,200	Nabtesco Corp.§	45,457
600	Nachi-Fujikoshi Corp.§	24,570
1,500	Nagase & Co. Ltd.§	25,353
1,300	Nagoya Railroad Co. Ltd.§	23,988
300	Nakanishi, Inc.§	6,849
1,200	Nankai Electric Railway Co. Ltd.§	25,886
800	Nanto Bank Ltd.§	14,370
2,600	NEC Corp.§	141,142
1,100	NET One Systems Co. Ltd.§	36,227
1,900	Nexon Co. Ltd.§	30,654
2,000	NGK Insulators Ltd.§	33,964
2,500	NGK Spark Plug Co. Ltd.§	39,106
1,000	NH Foods Ltd.§	37,827
2,400	NHK Spring Co. Ltd.§	17,145
1,300	Nichi-iko Pharmaceutical Co. Ltd.†, §	10,448
1,200	Nichias Corp.§	29,250
1,400	Nichicon Corp.§	13,285
900	Nichiden Corp.§	19,178
700	Nichiha Corp.§	20,025
1,500	Nichirei Corp.§	39,293
1,600	Nidec Corp.§	177,496
1,600	Nifco, Inc.§	49,812
700	Nihon Kohden Corp.§	23,796
2,000	Nihon M&A Center, Inc.§	58,935
1,800	Nihon Parkerizing Co. Ltd.§	18,597
900	Nihon Unisys Ltd.§	23,351
1,700	Nikkiso Co. Ltd.§	14,730
1,300	Nikkon Holdings Co. Ltd.§	26,900
3,000	Nikon Corp.§	33,469
600	Nintendo Co. Ltd.§	291,875
2,100	Nippn Corp.§	56,161
600	Nippon Carbon Co. Ltd.§	22,508
600	Nippon Chemi-Con Corp.*, §	11,570
700	Nippon Densetsu Kogyo Co. Ltd.§	11,867
900	Nippon Electric Glass Co. Ltd.§	21,344
1,200	Nippon Express Co. Ltd.§	82,677
1,800	Nippon Gas Co. Ltd.§	24,826
400	Nippon Koei Co. Ltd.§	12,864
1,520	Nippon Light Metal Holdings Co. Ltd.§	26,520

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
2,700	Nippon Paint Holdings Co. Ltd.§	$29,371
1,200	Nippon Paper Industries Co. Ltd.†, §	12,775
200	Nippon Road Co. Ltd.§	15,146
1,200	Nippon Sanso Holdings Corp.§	30,198
1,200	Nippon Seiki Co. Ltd.§	12,639
300	Nippon Shinyaku Co. Ltd.§	24,993
400	Nippon Shokubai Co. Ltd.§	20,659
2,600	Nippon Signal Company Ltd.§	23,303
900	Nippon Soda Co. Ltd.§	29,114
5,500	Nippon Steel Corp.§	98,432
500	Nippon Steel Trading Corp.§	22,616
3,600	Nippon Suisan Kaisha Ltd.§	20,954
8,000	Nippon Telegraph & Telephone Corp.§	221,160
530	Nippon Yakin Kogyo Co. Ltd.§	12,554
1,800	Nippon Yusen KK†, §	135,393
2,200	Nipro Corp.§	22,897
2,000	Nishi-Nippon Financial Holdings, Inc.§	12,819
900	Nishi-Nippon Railroad Co. Ltd.§	22,882
1,000	Nishimatsu Construction Co. Ltd.†, §	30,786
1,600	Nishimatsuya Chain Co. Ltd.†, §	20,293
700	Nishio Rent All Co. Ltd.§	18,459
800	Nissan Chemical Corp.§	46,695
12,900	Nissan Motor Co. Ltd.*, §	64,695
600	Nissei ASB Machine Co. Ltd.§	20,279
1,100	Nissha Co. Ltd.§	17,571
800	Nisshin Oillio Group Ltd.§	21,790
1,400	Nisshin Seifun Group, Inc.§	23,340
5,700	Nisshinbo Holdings, Inc.†, §	42,913
400	Nissin Foods Holdings Co. Ltd.§	32,153
500	Nitori Holdings Co. Ltd.§	98,366
1,200	Nitto Denko Corp.§	85,514
700	Nitto Kogyo Corp.§	10,998
300	Noevir Holdings Co. Ltd.§	14,313
700	NOF Corp.§	39,500
1,100	Nojima Corp.§	28,403
1,500	NOK Corp.§	17,615
1,800	Nomura Co. Ltd.§	16,230
18,800	Nomura Holdings, Inc.§	92,405
1,500	Nomura Real Estate Holdings, Inc.§	39,090
1,500	Nomura Research Institute Ltd.§	55,282
300	Noritake Co. Ltd.§	13,461
700	Noritsu Koki Co. Ltd.†, §	15,924
7,800	North Pacific Bank Ltd.§	17,764
800	NSD Co. Ltd.§	14,618
2,900	NSK Ltd.†, §	19,682
10,800	NTN Corp.*, §	24,344
4,900	NTT Data Corp.§	94,935
600	Obara Group, Inc.†, §	20,946
6,000	Obayashi Corp.§	49,820
200	Obic Co. Ltd.§	38,269
2,100	Odakyu Electric Railway Co. Ltd.§	48,647
1,100	Ogaki Kyoritsu Bank Ltd.§	19,509
8,800	Oji Holdings Corp.§	44,404
1,000	Okamura Corp.§	14,636

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
4,600	Okasan Securities Group, Inc.§	$16,725
1,800	Oki Electric Industry Co. Ltd.§	15,763
500	Okinawa Cellular Telephone Co.§	24,315
1,155	Okinawa Electric Power Co., Inc.§	14,871
500	OKUMA Corp.§	24,283
700	Okumura Corp.§	18,777
8,100	Olympus Corp.§	177,886
500	Omron Corp.§	49,559
2,000	Ono Pharmaceutical Co. Ltd.§	45,615
3,700	Onward Holdings Co. Ltd.§	11,963
1,200	Open House Co. Ltd.§	70,255
1,000	Optex Group Co. Ltd.§	13,670
200	Oracle Corp.§	17,597
200	Organo Corp.§	12,290
8,100	Orient Corp.§	11,941
200	Oriental Land Co. Ltd.§	32,390
11,000	ORIX Corp.§	205,568
2,000	Osaka Gas Co. Ltd.§	36,761
1,100	OSG Corp.§	18,914
700	Otsuka Corp.§	35,987
1,700	Otsuka Holdings Co. Ltd.§	72,469
1,900	Outsourcing, Inc.§	34,333
1,600	Pacific Industrial Co. Ltd.§	16,879
900	Pacific Metals Co. Ltd.§	14,964
3,600	Pan Pacific International Holdings Corp.§	74,611
28,200	Panasonic Corp.§	350,023
1,500	Park24 Co. Ltd.*, §	25,269
3,900	Penta-Ocean Construction Co. Ltd.§	26,604
800	PeptiDream, Inc.*, §	26,045
1,300	Persol Holdings Co. Ltd.§	32,574
1,000	Pigeon Corp.§	23,288
500	Pilot Corp.§	18,953
1,100	Piolax, Inc.§	15,323
900	Pola Orbis Holdings, Inc.§	20,759
2,500	Press Kogyo Co. Ltd.§	7,663
600	Pressance Corp.†, §	9,867
2,100	Prestige International, Inc.§	14,366
1,100	Prima Meat Packers Ltd.§	27,952
1,000	Proto Corp.§	13,764
1,300	Qol Holdings Co. Ltd.§	17,689
900	Raito Kogyo Co. Ltd.§	15,941
3,300	Rakuten Group, Inc.§	31,933
7,700	Recruit Holdings Co. Ltd.§	469,510
1,200	Relia, Inc.§	12,615
900	Relo Group, Inc.§	18,670
6,700	Renesas Electronics Corp.*, §	82,670
2,800	Rengo Co. Ltd.§	21,888
500	RENOVA, Inc.*, §	20,520
10,600	Resona Holdings, Inc.§	42,189
1,100	Resorttrust, Inc.§	21,656
5,100	Ricoh Co. Ltd.§	52,334
400	Ricoh Leasing Co. Ltd.§	13,307
400	Rinnai Corp.§	43,836
4,000	Riso Kyoiku Co. Ltd.§	15,761

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
100	Rohm Co. Ltd.§	$9,421
700	Rohto Pharmaceutical Co. Ltd.§	21,498
300	Rorze Corp.§	21,372
500	Ryobi Ltd.§	5,659
2,000	Ryohin Keikaku Co. Ltd.§	44,496
200	Ryosan Co. Ltd.§	4,131
600	S Foods, Inc.§	16,554
1,300	Sakata INX Corp.§	13,675
2,700	Sala Corp.§	15,607
1,800	SAMTY Co. Ltd.§	37,827
300	San-A Co. Ltd.§	10,745
2,100	San-Ai Oil Co. Ltd.§	27,861
3,000	San-In Godo Bank Ltd.§	15,138
1,200	Sangetsu Corp.§	16,322
900	Sanken Electric Co. Ltd.§	50,508
1,300	Sanki Engineering Co. Ltd.§	17,269
600	Sankyo Co. Ltd.§	14,954
500	Sankyu, Inc.§	23,143
2,200	Santen Pharmaceutical Co. Ltd.§	31,045
2,300	Sanwa Holdings Corp.§	29,910
500	Sanyo Chemical Industries Ltd.§	26,211
300	Sanyo Denki Co. Ltd.§	19,066
1,200	Sapporo Holdings Ltd.†, §	27,620
900	Sato Holdings Corp.§	21,947
400	Sawai Group Holdings Co. Ltd.§	18,616
1,900	SBI Holdings, Inc.†, §	46,877
300	SCREEN Holdings Co. Ltd.§	25,747
600	SCSK Corp.§	12,688
900	Secom Co. Ltd.§	65,308
2,100	Sega Sammy Holdings, Inc.§	29,905
3,000	Seibu Holdings, Inc.*, §	38,154
1,000	Seikagaku Corp.§	9,490
4,500	Seiko Epson Corp.§	90,789
700	Seiko Holdings Corp.§	14,125
1,600	Seino Holdings Co. Ltd.§	19,298
1,400	Seiren Co. Ltd.†, §	26,311
4,200	Sekisui Chemical Co. Ltd.§	72,312
3,700	Sekisui House Ltd.§	77,752
8,500	Senshu Ikeda Holdings, Inc.§	12,569
600	Seria Co. Ltd.§	20,978
6,900	Seven & i Holdings Co. Ltd.§	313,119
7,000	Seven Bank Ltd.†, §	15,625
1,800	SG Holdings Co. Ltd.§	51,183
1,900	Sharp Corp.§	24,054
600	Shibuya Corp.§	16,547
1,000	Shiga Bank Ltd.§	17,024
900	Shikoku Chemicals Corp.§	11,274
1,700	Shikoku Electric Power Co., Inc.§	11,822
900	Shima Seiki Manufacturing Ltd.§	18,168
1,000	Shimadzu Corp.§	43,926
200	Shimamura Co. Ltd.§	18,779
300	Shimano, Inc.§	87,396
3,500	Shimizu Corp.†, §	26,378
1,600	Shin-Etsu Chemical Co. Ltd.§	269,863

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
2,000	Shin-Etsu Polymer Co. Ltd.§	$18,571
1,100	Shinko Electric Industries Co. Ltd.§	36,598
1,700	Shinmaywa Industries Ltd.§	14,231
1,800	Shinsei Bank Ltd.†, §	30,305
1,000	Shionogi & Co. Ltd.§	68,505
1,200	Ship Healthcare Holdings, Inc.§	30,979
600	Shiseido Co. Ltd.§	40,438
4,800	Shizuoka Bank Ltd.†, §	39,490
2,800	Shizuoka Gas Co. Ltd.†, §	33,831
300	SHO-BOND Holdings Co. Ltd.§	13,329
300	Shoei Co. Ltd.§	13,513
1,900	Showa Denko KK§	46,370
1,000	Siix Corp.§	10,753
1,100	Sinfonia Technology Co. Ltd.§	11,969
3,900	SKY Perfect JSAT Holdings, Inc.§	15,000
2,600	Skylark Holdings Co. Ltd.*, §	38,127
100	SMC Corp.§	62,563
1,300	SMS Co. Ltd.§	47,030
2,700	Sodick Co. Ltd.†, §	22,070
11,900	SoftBank Corp.§	161,569
11,100	SoftBank Group Corp.§	641,440
500	Sohgo Security Services Co. Ltd.§	22,576
1,560	Sojitz Corp.§	25,663
900	Solasto Corp.§	12,127
2,000	Sompo Holdings, Inc.§	86,618
8,500	Sony Group Corp.§	946,572
800	Sotetsu Holdings, Inc.§	15,921
400	Square Enix Holdings Co. Ltd.§	21,077
800	Stanley Electric Co. Ltd.§	20,166
1,600	Star Micronics Co. Ltd.§	22,282
800	Starts Corp., Inc.§	19,076
6,000	Subaru Corp.§	111,423
200	Sugi Holdings Co. Ltd.§	14,549
3,600	SUMCO Corp.§	72,280
13,500	Sumitomo Chemical Co. Ltd.§	70,422
3,800	Sumitomo Corp.§	53,129
1,500	Sumitomo Dainippon Pharma Co. Ltd.§	26,800
5,300	Sumitomo Electric Industries Ltd.§	70,703
1,600	Sumitomo Forestry Co. Ltd.§	30,689
1,700	Sumitomo Heavy Industries Ltd.§	44,040
1,100	Sumitomo Metal Mining Co. Ltd.§	39,696
3,600	Sumitomo Mitsui Construction Co. Ltd.§	16,134
5,600	Sumitomo Mitsui Financial Group, Inc.§	195,918
1,900	Sumitomo Mitsui Trust Holdings, Inc.§	65,071
900	Sumitomo Osaka Cement Co. Ltd.§	25,124
1,700	Sumitomo Realty & Development Co. Ltd.§	62,033
3,700	Sumitomo Rubber Industries Ltd.§	47,051
400	Sumitomo Seika Chemicals Co. Ltd.§	12,994
900	Sumitomo Warehouse Co. Ltd.§	14,749
2,600	Sun Frontier Fudousan Co. Ltd.§	25,656
700	Sundrug Co. Ltd.§	21,361
1,100	Suntory Beverage & Food Ltd.§	45,697
400	Suzuken Co. Ltd.§	11,733
2,700	Suzuki Motor Corp.§	120,348

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
900	Sysmex Corp.§	$111,178
1,700	Systena Corp.§	34,343
800	T Hasegawa Co. Ltd.§	19,096
2,400	T&D Holdings, Inc.§	32,778
700	Tachi-S Co. Ltd.§	7,985
2,200	Tadano Ltd.§	23,226
1,800	Taiheiyo Cement Corp.§	37,441
3,200	Taisei Corp.†, §	103,034
200	Taisho Pharmaceutical Holdings Co. Ltd.§	11,694
600	Taiyo Holdings Co. Ltd.§	15,280
1,600	Taiyo Yuden Co. Ltd.§	94,166
1,300	Takara Holdings, Inc.§	18,795
1,600	Takashimaya Co. Ltd.§	17,869
14,000	Takeda Pharmaceutical Co. Ltd.§	464,069
1,200	Takeuchi Manufacturing Co. Ltd.§	27,758
700	Takuma Co. Ltd.§	9,792
2,100	Tamura Corp.†, §	13,653
4,200	TDK Corp.§	151,734
1,800	TechnoPro Holdings, Inc.§	53,472
4,200	Teijin Ltd.§	59,287
400	Tekken Corp.§	6,526
3,300	Terumo Corp.§	155,148
1,300	THK Co. Ltd.§	28,662
1,200	TIS, Inc.§	32,799
200	TKC Corp.§	6,287
3,100	Toagosei Co. Ltd.§	36,132
1,500	Tobu Railway Co. Ltd.§	40,449
2,200	Tocalo Co. Ltd.§	26,717
3,500	Toda Corp.§	24,354
600	Toho Co. Ltd.§	28,306
500	Toho Gas Co. Ltd.§	21,843
1,500	Toho Holdings Co. Ltd.§	24,477
3,300	Tohoku Electric Power Co., Inc.§	24,314
3,600	Tokai Carbon Co. Ltd.§	46,236
1,300	TOKAI Holdings Corp.§	10,451
1,300	Tokai Rika Co. Ltd.§	18,658
4,800	Tokai Tokyo Financial Holdings, Inc.§	17,463
200	Token Corp.§	17,729
2,400	Tokio Marine Holdings, Inc.§	128,706
1,100	Tokuyama Corp.§	21,104
700	Tokyo Century Corp.§	39,511
9,100	Tokyo Electric Power Co. Holdings, Inc.*, §	26,099
1,100	Tokyo Electron Ltd.§	484,883
2,400	Tokyo Gas Co. Ltd.§	44,695
1,400	Tokyo Kiraboshi Financial Group, Inc.§	19,276
500	Tokyo Ohka Kogyo Co. Ltd.§	30,330
800	Tokyo Seimitsu Co. Ltd.§	32,958
2,000	Tokyo Steel Manufacturing Co. Ltd.†, §	20,539
2,700	Tokyo Tatemono Co. Ltd.§	42,767
400	Tokyotokeiba Co. Ltd.§	15,761
1,700	Tokyu Construction Co. Ltd.†, §	11,966
1,600	Tokyu Corp.§	23,826
6,100	Tokyu Fudosan Holdings Corp.§	37,565
5,300	TOMONY Holdings, Inc.§	15,692

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
1,900	Tomy Co. Ltd.§	$19,403
1,500	TOPPAN, Inc.§	25,512
1,100	Topre Corp.§	13,057
500	Topy Industries Ltd.§	5,467
14,600	Toray Industries, Inc.§	93,243
1,300	Tosei Corp.§	14,005
1,200	Toshiba Corp.§	50,321
500	Toshiba TEC Corp.§	21,226
3,600	Tosoh Corp.§	65,326
600	TOTO Ltd.§	28,507
900	Towa Pharmaceutical Co. Ltd.§	25,541
3,100	Toyo Construction Co. Ltd.§	16,302
500	Toyo Ink SC Holdings Co. Ltd.§	9,423
1,000	Toyo Seikan Group Holdings Ltd.†, §	11,749
800	Toyo Suisan Kaisha Ltd.§	35,531
1,600	Toyo Tire Corp.§	28,626
2,500	Toyobo Co. Ltd.§	31,332
500	Toyoda Gosei Co. Ltd.§	10,039
700	Toyota Industries Corp.§	57,509
101,500	Toyota Motor Corp.§	1,815,653
1,400	Toyota Tsusho Corp.§	58,672
600	TPR Co. Ltd.§	7,977
1,200	Trend Micro, Inc.§	66,943
800	Tri Chemical Laboratories, Inc.§	23,905
300	Trusco Nakayama Corp.§	7,798
1,600	TS Tech Co. Ltd.§	20,642
600	Tsubakimoto Chain Co.§	18,666
1,900	Tsugami Corp.§	28,598
700	Tsumura & Co.§	22,401
200	Tsuruha Holdings, Inc.§	24,708
700	TV Asahi Holdings Corp.§	10,981
1,000	UACJ Corp.*, §	26,184
2,000	Ube Industries Ltd.§	39,259
500	Ulvac, Inc.§	28,599
1,500	Unicharm Corp.§	66,528
800	Unipres Corp.†, §	6,577
1,100	United Super Markets Holdings, Inc.§	10,850
2,000	Ushio, Inc.§	37,618
1,300	USS Co. Ltd.§	22,241
600	UT Group Co. Ltd.§	17,788
400	V Technology Co. Ltd.†, §	15,829
1,200	Valor Holdings Co. Ltd.§	25,960
1,000	Valqua Ltd.§	19,272
1,400	Vital KSK Holdings, Inc.§	9,983
3,800	VT Holdings Co. Ltd.§	18,760
800	Wacoal Holdings Corp.§	16,964
3,000	Wacom Co. Ltd.§	19,162
800	Welcia Holdings Co. Ltd.§	28,763
500	West Holdings Corp.§	22,115
1,000	West Japan Railway Co.§	49,797
300	Workman Co. Ltd.§	19,011
1,000	Xebio Holdings Co. Ltd.§	10,166
400	Yakult Honsha Co. Ltd.§	20,280
9,500	Yamada Holdings Co. Ltd.§	39,985

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
2,100	Yamaguchi Financial Group, Inc.§	$12,413
500	Yamaha Corp.§	31,434
4,200	Yamaha Motor Co. Ltd.§	116,948
2,400	Yamato Holdings Co. Ltd.§	60,844
900	Yamato Kogyo Co. Ltd.§	28,869
1,200	Yamazaki Baking Co. Ltd.†, §	20,899
400	Yaoko Co. Ltd.†, §	24,463
500	Yaskawa Electric Corp.§	24,052
1,200	Yellow Hat Ltd.§	20,971
600	Yokogawa Bridge Holdings Corp.§	13,099
2,000	Yokogawa Electric Corp.§	34,970
2,500	Yokohama Reito Co. Ltd.†, §	19,873
2,100	Yokohama Rubber Co. Ltd.§	37,757
19,800	Z Holdings Corp.§	127,067
700	Zenkoku Hosho Co. Ltd.§	34,144
900	Zensho Holdings Co. Ltd.†, §	22,359
2,300	Zeon Corp.§	32,358
600	ZOZO, Inc.§	22,467
		36,895,723
	Netherlands—2.5%
1,275	Aalberts NV§	72,811
2,824	ABN AMRO Bank NV, CVA*, #, §	40,634
722	Accell Group NV*, §	31,996
78	Adyen NV*, #, §	216,884
14,340	Aegon NV†, §	73,621
1,266	Akzo Nobel NV§	137,856
580	AMG Advanced Metallurgical Group NV†, §	18,737
576	Amsterdam Commodities NV*, §	15,662
882	APERAM SA§	48,612
2,093	Arcadis NV§	104,345
5,174	ArcelorMittal SA§	156,119
802	ASM International NV§	313,133
2,066	ASML Holding NV§	1,524,031
2,865	ASR Nederland NV§	130,344
894	Basic-Fit NV*, #, †, §	40,947
1,008	BE Semiconductor Industries NV§	79,578
1,770	Boskalis Westminster§	53,604
1,216	Coca-Cola European Partners PLC§	66,604
988	Corbion NV§	47,718
691	Flow Traders#, §	26,736
2,215	Fugro NV*, §	23,104
490	GrandVision NV#, §	16,114
2,032	Heineken NV§	211,232
373	IMCD NV§	70,817
16,312	ING Groep NV†, §	236,755
2,027	Intertrust NV*, #, §	30,337
339	JDE Peet's NV§	10,069
10,441	Koninklijke Ahold Delhaize NV§	346,154
7,677	Koninklijke BAM Groep NV*, §	24,332
824	Koninklijke DSM NV§	164,700
56,357	Koninklijke KPN NV§	176,740
3,491	Koninklijke Philips NV§	154,731
899	Koninklijke Vopak NV§	35,341

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Netherlands (Continued)
1,600	NN Group NV§	$83,500
1,110	OCI NV*, §	32,362
4,749	Ordina NV§	18,066
11,571	PostNL NV§	55,804
1,111	Prosus NV*, §	87,500
1,299	Randstad NV†, §	86,813
3,497	SBM Offshore NV§	62,011
2,451	Signify NV#, §	121,772
839	Sligro Food Group NV*, §	22,788
1,271	TKH Group NV§	70,425
1,381	TomTom NV*, †, §	10,933
2,749	Universal Music Group NV	73,605
388	Van Lanschot Kempen NV§	11,934
2,640	Wolters Kluwer NV§	279,056
		5,716,967
	New Zealand—0.3%
15,320	Air New Zealand Ltd.*, †, §	17,218
9,996	Arvida Group Ltd.§	14,441
3,965	Auckland International Airport Ltd.*, §	21,316
6,975	Chorus Ltd.§	31,864
5,950	Contact Energy Ltd.§	34,547
1,501	EBOS Group Ltd.§	36,357
2,488	Fisher & Paykel Healthcare Corp. Ltd.§	54,706
3,726	Fletcher Building Ltd.§	18,377
3,759	Freightways Ltd.§	33,024
12,176	Heartland Group Holdings Ltd.§	19,461
13,666	Infratil Ltd.§	75,014
7,008	Kathmandu Holdings Ltd.†, §	7,662
1,307	Mainfreight Ltd.§	87,177
5,736	Meridian Energy Ltd.§	19,450
1,991	Port of Tauranga Ltd.§	9,754
8,615	Pushpay Holdings Ltd.*, †, §	10,937
684	Restaurant Brands New Zealand Ltd.*, §	7,434
1,854	Ryman Healthcare Ltd.§	19,180
9,536	SKYCITY Entertainment Group Ltd.§	21,061
15,590	Spark New Zealand Ltd.§	51,400
4,050	Summerset Group Holdings Ltd.§	42,434
6,133	Z Energy Ltd.§	14,301
		647,115
	Norway—0.6%
21,108	ABG Sundal Collier Holding ASA§	22,118
751	Aker BP ASA§	24,162
4,348	Aker Solutions ASA*, §	9,651
593	Atea ASA*, §	10,242
629	Atlantic Sapphire ASA*, †, §	2,496
2,299	Austevoll Seafood ASA§	27,258
11,411	B2Holding ASA*, §	13,277
438	Bakkafrost P/F§	36,061
1,595	Bank Norwegian ASA§	19,066
480	Bonheur ASA§	16,628
1,580	Borregaard ASA§	38,225
1,094	BW Energy Ltd.*, §	3,494

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Norway (Continued)
6,229	BW LPG Ltd.#, §	$33,720
5,362	BW Offshore Ltd.§	17,408
4,966	DNB Bank ASA§	112,744
12,792	DNO ASA*, §	14,577
12,646	Equinor ASA§	322,263
4,440	Europris ASA#, §	29,294
1,329	FLEX LNG Ltd.§	23,714
1,401	Gjensidige Forsikring ASA§	31,026
768	Grieg Seafood ASA*, §	7,172
2,196	Mowi ASA§	55,422
864	Nordic Semiconductor ASA*, §	25,854
13,327	Norsk Hydro ASA§	99,450
5,186	Odfjell Drilling Ltd.*, §	11,719
4,229	Orkla ASA§	38,756
10,139	PGS ASA*, †, §	6,372
1,686	Protector Forsikring ASA§	16,929
397	Salmar ASA§	26,370
1,776	Sbanken ASA#, §	20,422
1,104	Scatec ASA#, §	20,531
614	Schibsted ASA, Class A§	29,179
404	Schibsted ASA, Class B§	17,092
1,199	SpareBank 1 SR-Bank ASA§	16,645
3,149	Storebrand ASA§	30,081
2,103	Subsea 7 SA§	18,250
4,815	Telenor ASA§	80,875
1,294	TGS ASA§	13,699
888	TOMRA Systems ASA§	46,360
1,273	Veidekke ASA§	15,611
1,410	Yara International ASA§	69,786
		1,473,999
	Portugal—0.1%
3,185	Altri SGPS SA†, §	19,640
2,841	CTT-Correios de Portugal SA§	15,171
932	EDP Renovaveis SA§	22,953
18,638	Energias de Portugal SA§	97,769
6,892	Galp Energia SGPS SA§	78,052
57	Greenvolt-Energias Renovaveis SA*, §	393
1,861	Jeronimo Martins SGPS SA§	37,058
5,953	Navigator Co. SA†, §	20,778
3,482	NOS SGPS SA§	13,949
10,709	Redes Energeticas Nacionais SGPS SA§	31,578
20,529	Sonae SGPS SA§	21,573
		358,914
	Singapore—0.6%
23,500	Ascendas India Trust§	24,797
14,400	Capitaland Investment Ltd.*	36,058
3,400	City Developments Ltd.§	17,159
23,400	ComfortDelGro Corp. Ltd.§	25,984
3,900	Dairy Farm International Holdings Ltd.§	13,257
10,322	DBS Group Holdings Ltd.§	229,209
18,300	First Resources Ltd.§	21,779
35,400	Genting Singapore Ltd.§	18,646

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Singapore (Continued)
132,400	Golden Agri-Resources Ltd.§	$22,770
100	Great Eastern Holdings Ltd.§	1,568
11,200	GuocoLand Ltd.§	13,526
1,300	Haw Par Corp. Ltd.§	11,020
5,500	Hongkong Land Holdings Ltd.§	26,323
1,900	iFAST Corp. Ltd.§	13,119
1,000	Jardine Cycle & Carriage Ltd.§	14,214
9,600	Keppel Corp. Ltd.§	36,482
57,577	Keppel Infrastructure Trust§	23,098
14,800	NetLink NBN Trust§	10,826
21,139	Oversea-Chinese Banking Corp. Ltd.§	176,963
3,200	SATS Ltd.*, §	9,730
10,100	Sembcorp Industries Ltd.§	13,566
401,502	Sembcorp Marine Ltd.*, §	24,327
19,200	Sheng Siong Group Ltd.§	20,912
9,299	Singapore Airlines Ltd.*, §	34,013
5,400	Singapore Exchange Ltd.§	39,514
32,900	Singapore Post Ltd.§	15,351
33,100	Singapore Press Holdings Ltd.†, §	47,740
8,200	Singapore Technologies Engineering Ltd.§	22,910
35,400	Singapore Telecommunications Ltd.§	63,872
8,100	United Overseas Bank Ltd.§	153,201
6,300	UOL Group Ltd.§	31,669
1,800	Venture Corp. Ltd.§	23,721
16,400	Wilmar International Ltd.§	50,384
15,000	Wing Tai Holdings Ltd.§	19,994
29,500	Yangzijiang Shipbuilding Holdings Ltd.§	29,681
		1,337,383
	Spain—1.4%
375	Acciona SA†, §	62,197
2,154	Acerinox SA§	27,467
3,335	ACS Actividades de Construccion y Servicios SA§	89,416
334	Aena SME SA*, #, §	57,612
1,148	Almirall SA§	18,199
1,469	Amadeus IT Group SA*, §	96,502
4,833	Applus Services SA§	45,650
30,522	Banco Bilbao Vizcaya Argentaria SA†, §	201,339
13,416	Banco Bilbao Vizcaya Argentaria SA, ADR*, †	88,411
71,163	Banco de Sabadell SA*, §	59,588
116,729	Banco Santander SA§	422,805
5,075	Bankinter SA†, §	29,708
18,312	CaixaBank SA§	56,783
996	Cellnex Telecom SA#, §	61,395
796	Cia de Distribucion Integral Logista Holdings SA§	16,734
861	CIE Automotive SA§	21,680
318	Construcciones y Auxiliar de Ferrocarriles SA§	13,242
535	Ebro Foods SA†, §	10,191
3,909	Enagas SA§	86,876
3,301	Endesa SA§	66,576
4,660	Ercros SA*, §	18,959
3,991	Faes Farma SA§	15,701
1,158	Ferrovial SA§	33,585
598	Fluidra SA§	23,628

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Spain (Continued)
3,465	Gestamp Automocion SA*, #, §	$13,360
4,339	Global Dominion Access SA#, §	21,772
1,891	Grifols SA†, §	46,108
364	Grupo Catalana Occidente SA§	13,292
51,856	Iberdrola SA§	517,915
4,293	Indra Sistemas SA*, §	45,522
6,499	Industria de Diseno Textil SA§	236,450
147	Laboratorios Farmaceuticos Rovi SA§	9,495
5,075	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros§	9,965
7,728	Mapfre SA§	16,842
1,581	Mediaset Espana Comunicacion SA*, §	8,962
4,190	Melia Hotels International SA*, §	30,993
2,767	Naturgy Energy Group SA†, §	69,663
2,459	Prosegur Cia de Seguridad SA§	7,278
3,850	Red Electrica Corp. SA§	76,955
12,946	Repsol SA§	168,149
10,298	Sacyr SA†, §	25,101
826	Siemens Gamesa Renewable Energy SA*, §	20,879
49,503	Telefonica SA§	230,732
3,839	Tubacex SA*, †, §	6,925
15,835	Unicaja Banco SA#, §	16,311
172	Vidrala SA§	18,765
582	Viscofan SA§	38,060
1,480	Zardoya Otis SA§	12,032
		3,285,770
	Sweden—2.3%
984	AAK AB§	21,157
1,552	AcadeMedia AB#, §	10,583
576	AddLife AB, Class B§	20,901
1,041	AddNode Group AB§	41,248
2,288	AddTech AB, Class B§	40,500
1,023	AFRY AB§	31,194
1,926	Alfa Laval AB§	71,767
933	Alimak Group AB#, §	13,968
556	Annehem Fastigheter AB, Class B*, §	2,220
5,483	Arjo AB, Class B§	67,645
2,763	Assa Abloy AB, Class B§	80,114
5,277	Atlas Copco AB, Class A§	320,104
1,616	Atlas Copco AB, Class B§	82,609
3,696	Attendo AB*, #, §	15,955
1,217	Avanza Bank Holding AB§	42,651
1,206	Axfood AB§	28,837
1,079	Beijer Alma AB§	24,485
2,259	Betsson AB, Class B*, §	18,740
1,218	Bilia AB, Class A§	21,963
1,635	BillerudKorsnas AB§	31,240
475	BioGaia AB, Class B§	23,886
981	Biotage AB§	26,805
2,318	Boliden AB§	74,571
1,253	Bonava AB, Class B§	11,381
1,482	Bravida Holding AB#, §	19,906
1,632	Bure Equity AB§	67,626
1,751	Castellum AB†, §	42,629

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Sweden (Continued)
447	Catena AB§	$24,021
7,868	Cloetta AB, Class B§	24,334
1,370	Coor Service Management Holding AB#, §	12,986
14,402	Corem Property Group AB, Class B§	38,081
2,643	Dios Fastigheter AB§	25,624
2,657	Dometic Group AB#, §	39,942
2,823	Dustin Group AB#, §	30,344
2,954	Electrolux AB, Series B†, §	68,215
3,376	Electrolux Professional AB, Class B*, §	24,037
1,639	Elekta AB, Class B†, §	18,300
4,082	Epiroc AB, Class A§	84,140
1,112	Epiroc AB, Class B§	19,648
4,623	Essity AB, Class B§	143,491
645	Evolution AB#, §	98,046
1,567	Fabege AB†, §	23,685
2,158	Fagerhult AB§	16,389
612	Fastighets AB Balder, Class B*, §	36,708
2,139	Getinge AB, Class B§	85,060
1,494	Granges AB§	17,977
6,778	Hennes & Mauritz AB, Class B*, §	137,424
4,452	Hexagon AB, Class B§	68,597
1,573	Hexpol AB§	17,858
3,175	Hoist Finance AB*, #, §	11,171
833	Holmen AB, Class B§	36,522
690	Hufvudstaden AB, Class A§	10,294
4,148	Husqvarna AB, Class B§	49,485
588	ICA Gruppen AB§	26,960
2,319	Indutrade AB§	64,414
293	Instalco AB§	13,392
631	Intrum AB§	17,171
3,518	Inwido AB§	58,793
1,080	JM AB§	38,152
1,855	Kindred Group PLC §	27,855
1,219	KNOW IT AB§	49,157
1,646	Kungsleden AB†, §	21,613
5,226	Lagercrantz Group AB, Class B†, §	62,234
1,140	Lifco AB, Class B§	30,515
1,567	Lindab International AB§	39,560
981	Loomis AB§	26,546
801	Lundin Energy AB†, §	29,734
2,179	Mekonomen AB*, §	38,562
1,754	Millicom International Cellular SA, SDR*, §	63,477
302	MIPS AB§	30,286
1,742	Modern Times Group MTG AB, Class B*, §	21,085
432	Mycronic AB§	10,773
669	NCC AB§	10,496
2,452	Nibe Industrier AB, Class B§	30,799
3,170	Nobia AB§	20,883
1,697	Nobina AB#, §	15,194
3,940	Nolato AB, Class B§	46,724
700	Nordic Entertainment Group AB, Class B*, §	37,601
2,599	Nordic Waterproofing Holding AB§	60,946
1,681	Nyfosa AB†, §	23,671
609	Pandox AB*, §	9,640

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Sweden (Continued)
2,782	Peab AB, Class B§	$28,852
1,578	Platzer Fastigheter Holding AB, Class B§	23,592
4,394	Ratos AB, Class B§	25,794
5,625	Resurs Holding AB#, §	26,059
528	Saab AB§	14,925
700	Sagax AB, Class B§	21,746
6,434	Samhallsbyggnadsbolaget i Norden AB†, §	35,480
3,433	Sandvik AB§	78,348
55,650	SAS AB*, †, §	12,130
2,495	Scandi Standard AB§	14,931
1,030	Sectra AB*, §	20,697
2,942	Securitas AB, Class B§	46,658
1,240	Sinch AB*, #, §	23,895
7,990	Skandinaviska Enskilda Banken AB, Class A§	112,580
2,555	Skanska AB, Class B§	64,038
3,291	SKF AB, Class B§	77,453
1,180	SkiStar AB*, §	24,331
4,349	SSAB AB, Class A*, §	21,450
7,778	SSAB AB, Class B*, §	33,388
3,850	Svenska Cellulosa AB SCA, Class B§	59,493
6,847	Svenska Handelsbanken AB, Class A§	76,808
1,170	Sweco AB, Class B§	18,393
4,970	Swedbank AB, Class A§	100,530
10,480	Swedish Match AB§	91,911
987	Swedish Orphan Biovitrum AB*, §	26,611
5,725	Tele2 AB, Class B†, §	84,571
1,292	Telefonaktiebolaget LM Ericsson, Class A§	14,720
20,809	Telefonaktiebolaget LM Ericsson, Class B†, §	235,191
30,108	Telia Co. AB§	124,142
666	Thule Group AB#, †, §	33,298
1,377	Trelleborg AB, Class B§	29,242
353	Troax Group AB§	13,488
2,450	Volvo AB, Class A§	55,543
14,105	Volvo AB, Class B§	316,902
811	Wallenstam AB, Class B§	11,963
1,004	Wihlborgs Fastigheter AB§	19,994
		5,362,444
	Switzerland—5.4%
8,096	ABB Ltd., Registered§	269,857
1,613	Adecco Group AG, Registered§	80,780
2,917	Alcon, Inc.§	236,305
309	Allreal Holding AG, Registered§	61,003
137	ALSO Holding AG, Registered*, §	39,323
2,485	ams AG*, §	45,369
47	APG SGA SA*, §	10,870
1,914	Arbonia AG§	37,110
14,351	Aryzta AG*, §	21,404
590	Ascom Holding AG, Registered*, §	9,240
119	Autoneum Holding AG*, †, §	19,183
38	Bachem Holding AG, Registered Class B§	28,919
605	Baloise Holding AG, Registered§	92,247
243	Banque Cantonale Vaudoise, Registered§	18,480
23	Barry Callebaut AG, Registered§	52,036

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Switzerland (Continued)
80	Belimo Holding AG§	$42,356
35	Bell Food Group AG, Registered§	10,820
76	Berner Kantonalbank AG, Registered§	16,883
301	BKW AG§	32,468
157	Bobst Group SA, Registered*, §	13,608
127	Bossard Holding AG, Registered Class A§	39,635
85	Bucher Industries AG, Registered§	40,390
50	Burckhardt Compression Holding AG§	20,211
137	Burkhalter Holding AG§	9,707
40	Bystronic AG§	53,939
456	Cembra Money Bank AG§	30,726
1	Chocoladefabriken Lindt & Spruengli AG, Registered§	117,425
2,211	Cie Financiere Richemont SA, Registered Class A§	227,984
2,253	Clariant AG, Registered*, §	42,212
205	Coltene Holding AG, Registered*, §	25,978
1,235	Credit Suisse Group AG, ADR	12,177
5,213	Credit Suisse Group AG, Registered§	51,686
93	Daetwyler Holding AG§	32,974
514	DKSH Holding AG§	40,200
66	dormakaba Holding AG†, §	47,925
661	Dufry AG, Registered*, §	36,824
1,608	EFG International AG*, §	11,653
25	Emmi AG, Registered§	25,794
41	EMS-Chemie Holding AG, Registered§	38,590
399	Flughafen Zurich AG, Registered*, §	71,164
20	Forbo Holding AG, Registered§	39,370
746	Galenica AG#, §	52,451
5,107	GAM Holding AG*, §	9,306
223	Geberit AG, Registered§	163,852
50	Georg Fischer AG, Registered§	74,029
37	Givaudan SA, Registered§	168,991
566	Helvetia Holding AG, Registered§	61,768
136	Hiag Immobilien Holding AG§	14,571
3,017	Holcim Ltd.*, §	145,149
298	Huber + Suhner AG, Registered§	23,007
547	Implenia AG, Registered*, †, §	12,094
109	Ina Invest Holding AG*, §	2,174
36	Inficon Holding AG, Registered§	42,167
16	Interroll Holding AG, Registered§	67,720
16	Intershop Holding AG§	9,962
2,363	Julius Baer Group Ltd.§	156,292
80	Jungfraubahn Holding AG, Registered*, §	11,737
223	Kardex Holding AG, Registered§	62,777
90	Komax Holding AG, Registered*, §	23,703
427	Kuehne + Nagel International AG, Registered§	145,093
580	Landis+Gyr Group AG*, §	37,158
167	Liechtensteinische Landesbank AG§	9,467
765	Logitech International SA, Registered†, §	67,751
667	Logitech International SA, Registered†	58,796
267	Lonza Group AG, Registered§	200,034
63	Luzerner Kantonalbank AG, Registered§	28,170
636	Medmix AG*	30,027
2	Metall Zug AG, Registered Class B§	4,219
1,480	Mobilezone Holding AG, Registered§	20,406

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Switzerland (Continued)
219	Mobimo Holding AG, Registered*, §	$72,796
22,264	Nestle SA, Registered§	2,678,780
12,302	Novartis AG, Registered§	1,009,259
3,319	OC Oerlikon Corp. AG, Registered§	36,361
136	Orior AG§	13,279
124	Partners Group Holding AG§	193,032
699	PSP Swiss Property AG, Registered§	84,091
78	Rieter Holding AG, Registered*, §	16,998
5,133	Roche Holding AG§	1,882,231
140	Schindler Holding AG, Registered§	35,994
25	Schweiter Technologies AG§	35,720
123	SFS Group AG§	16,566
32	SGS SA, Registered§	93,048
97	Siegfried Holding AG, Registered*, §	85,810
2,660	SIG Combibloc Group AG*, §	70,549
910	Sika AG, Registered§	287,828
373	Softwareone Holding AG*, §	8,163
326	Sonova Holding AG, Registered§	122,950
88	St. Galler Kantonalbank AG, Registered§	39,303
52	Straumann Holding AG, Registered§	93,054
636	Sulzer AG, Registered†, §	60,226
225	Swatch Group AG§	58,981
384	Swatch Group AG, Registered§	19,776
253	Swiss Life Holding AG, Registered§	128,293
1,182	Swiss Prime Site AG, Registered§	115,110
1,421	Swiss Re AG§	121,043
379	Swisscom AG, Registered§	217,617
247	Swissquote Group Holding SA, Registered§	45,179
40	Tecan Group AG, Registered§	22,572
634	Temenos AG, Registered§	86,102
276	u-blox Holding AG*, §	18,148
11,952	UBS Group AG, Registered§	190,993
94	Valora Holding AG, Registered*, §	18,438
228	VAT Group AG#, §	89,824
400	Vetropack Holding AG, Registered§	24,707
545	Vifor Pharma AG§	70,567
706	Vontobel Holding AG, Registered§	59,630
77	VP Bank AG, Class A§	7,745
828	Zurich Insurance Group AG§	337,616
		12,426,075
	United Kingdom—9.2%
4,994	3i Group PLC§	86,021
217	4imprint Group PLC†, §	8,765
2,172	888 Holdings PLC§	12,547
12,494	Abrdn PLC§	42,894
1,459	Admiral Group PLC§	60,889
12,432	Alliance Pharma PLC§	17,410
8,094	Anglo American PLC§	279,201
5,917	Anglo Pacific Group PLC§	10,457
2,896	Antofagasta PLC§	52,030
4,535	Ascential PLC*, §	25,026
3,862	Ashtead Group PLC§	292,958

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	United Kingdom (Continued)
355	ASOS PLC*, §	$14,174
2,639	Associated British Foods PLC§	65,571
7,325	AstraZeneca PLC§	881,817
8,970	Auto Trader Group PLC#, §	70,979
3,592	Avast PLC#, §	27,467
26,339	Aviva PLC§	140,188
835	Avon Protection PLC§	21,794
12,786	B&M European Value Retail SA§	101,510
7,505	Babcock International Group PLC*, †, §	37,246
22,654	BAE Systems PLC§	171,229
9,792	Balfour Beatty PLC§	35,536
617	Bank of Georgia Group PLC*, §	12,835
81,962	Barclays PLC§	209,035
5,771	Barratt Developments PLC§	50,926
3,269	Beazley PLC*, §	16,568
1,306	Bellway PLC§	57,248
678	Berkeley Group Holdings PLC§	39,715
12,902	BHP Group PLC§	321,560
573	BHP Group PLC, ADR†	29,045
4,891	Biffa PLC*, #, §	23,317
1,176	Bodycote PLC§	13,694
8,370	boohoo Group PLC*, §	24,464
172,287	BP PLC§	780,468
9,231	Breedon Group PLC§	12,194
8,187	Brewin Dolphin Holdings PLC§	41,966
9,634	British American Tobacco PLC§	336,124
589	British American Tobacco PLC, ADR†	20,780
4,032	Britvic PLC§	48,222
105,509	BT Group PLC*, §	226,600
3,731	Bunzl PLC§	123,252
2,743	Burberry Group PLC§	66,787
4,834	Burford Capital Ltd.§	52,706
4,589	C&C Group PLC*, §	14,418
11,065	Cairn Energy PLC§	27,639
40,000	Capita PLC*, §	27,250
7,460	Card Factory PLC*, §	5,402
510	Carnival PLC*, §	11,531
21,596	Centamin PLC§	27,831
6,675	Central Asia Metals PLC§	19,599
77,567	Centrica PLC*, §	59,187
2,609	Chesnara PLC§	9,964
33,167	Cineworld Group PLC*, †, §	35,050
577	Clarkson PLC§	29,218
2,322	Clinigen Group PLC§	19,804
2,800	Close Brothers Group PLC§	57,858
3,114	CMC Markets PLC#, †, §	11,645
33,791	Coats Group PLC†, §	30,658
1,369	Coca-Cola HBC AG*, §	44,002
5,788	Compass Group PLC*, §	118,424
865	Computacenter PLC§	31,227
15,897	ConvaTec Group PLC#, §	46,260
3,254	Countryside Properties PLC*, #, §	22,026
634	Cranswick PLC§	30,313
4,845	Crest Nicholson Holdings PLC§	24,835

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	United Kingdom (Continued)
1,039	Croda International PLC§	$118,649
21,706	Currys PLC§	38,964
914	CVS Group PLC*, §	29,421
1,316	Daily Mail & General Trust PLC, Class A§	18,967
829	DCC PLC§	68,616
2,945	De La Rue PLC*, †, §	7,247
163	Dechra Pharmaceuticals PLC§	10,618
5,029	Devro PLC§	14,419
6,669	DFS Furniture PLC*, §	23,311
12,494	Diageo PLC§	601,999
2,860	Diploma PLC§	107,538
21,750	Direct Line Insurance Group PLC§	84,860
3,416	Domino's Pizza Group PLC§	18,087
10,792	Drax Group PLC§	69,802
15,945	DS Smith PLC†, §	88,035
1,117	Dunelm Group PLC§	21,165
2,569	easyJet PLC*, †, §	22,885
8,196	Electrocomponents PLC§	117,924
13,055	Elementis PLC*, §	26,100
1,355	EMIS Group PLC§	25,345
74,403	EnQuest PLC*, †, §	23,429
2,921	Entain PLC*, §	83,616
4,422	Equiniti Group PLC*, #, §	10,667
7,801	Esken Ltd.*, †, §	1,490
5,759	Essentra PLC§	20,572
1,262	Euromoney Institutional Investor PLC§	17,213
3,432	Evraz PLC§	27,383
6,412	Experian PLC§	266,360
1,729	FDM Group Holdings PLC†, §	29,065
1,779	Ferguson PLC§	246,610
5,122	Ferrexpo PLC§	22,494
39,520	Firstgroup PLC*, †, §	46,955
5,744	Frasers Group PLC*, §	52,688
2,798	Galliford Try Holdings PLC§	6,850
445	Games Workshop Group PLC§	61,172
928	Gamesys Group PLC§	22,992
1,706	Gamma Communications PLC§	42,066
2,857	Genuit Group PLC§	26,680
26,092	GlaxoSmithKline PLC§	492,500
81,942	Glencore PLC*, §	386,976
1,404	Go-Ahead Group PLC*, §	15,208
2,026	Grafton Group PLC§	34,476
3,970	Grainger PLC§	16,236
6,489	Greencore Group PLC*, §	12,321
2,159	Greggs PLC§	84,796
9,789	Gulf Keystone Petroleum Ltd.§	26,497
4,549	Gym Group PLC*, #, §	18,128
6,271	Halfords Group PLC§	25,694
1,732	Halma PLC§	66,068
1,663	Harbour Energy PLC*, †, §	7,974
2,284	Hargreaves Lansdown PLC§	43,848
21,097	Hays PLC§	45,906
1,995	Headlam Group PLC§	13,092
3,050	Helical PLC§	18,014

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	United Kingdom (Continued)
1,984	Hikma Pharmaceuticals PLC§	$65,270
2,154	Hill & Smith Holdings PLC§	52,471
2,081	Hilton Food Group PLC§	32,785
1,266	Hiscox Ltd.§	14,233
5,513	Hochschild Mining PLC†, §	9,816
3,986	Hollywood Bowl Group PLC*, †, §	12,907
2,726	HomeServe PLC§	33,137
14,041	Howden Joinery Group PLC§	167,995
61,234	HSBC Holdings PLC§	320,347
2,249	HSBC Holdings PLC, ADR	58,811
3,532	Hunting PLC§	10,665
4,879	Ibstock PLC#, §	13,504
2,586	IG Group Holdings PLC§	27,909
4,126	IMI PLC§	91,937
12,148	Imperial Brands PLC§	253,521
3,234	Inchcape PLC§	35,120
14,920	Indivior PLC*, §	42,899
6,450	Informa PLC*, §	47,262
3,740	IntegraFin Holdings PLC§	25,855
605	InterContinental Hotels Group PLC*, §	38,795
390	InterContinental Hotels Group PLC, ADR PLC*	25,073
1,391	Intermediate Capital Group PLC§	38,222
10,061	International Consolidated Airlines Group SA*, †, §	24,104
4,161	International Personal Finance PLC§	7,723
1,064	Intertek Group PLC§	71,033
8,515	Investec PLC§	36,251
3,042	iomart Group PLC†, §	8,813
35,770	IP Group PLC§	66,784
38,511	ITV PLC*, §	54,625
6,460	IWG PLC*, §	25,202
22,063	J. Sainsbury PLC§	84,486
2,074	J.D. Wetherspoon PLC*, §	28,745
1,083	James Fisher & Sons PLC†, §	12,469
1,809	James Halstead PLC§	12,782
5,549	JD Sports Fashion PLC§	78,124
1,084	JET2 PLC*, §	18,674
1,637	John Menzies PLC*, §	6,841
10,403	John Wood Group PLC*, §	32,203
1,891	Johnson Matthey PLC§	68,205
7,194	Johnson Service Group PLC*, †, §	14,346
8,912	Jupiter Fund Management PLC§	29,601
239	Just Eat Takeaway.com NV*, #, §	17,416
349	Just Eat Takeaway.com NV*, #, †, §	25,332
30,973	Just Group PLC*, §	37,718
2,164	Kainos Group PLC§	53,999
1,556	Keller Group PLC§	19,857
32,972	Kingfisher PLC§	149,174
1,402	Lancashire Holdings Ltd.§	10,560
32,778	Legal & General Group PLC§	123,779
399,205	Lloyds Banking Group PLC§	248,326
828	London Stock Exchange Group PLC§	82,723
24,005	M&G PLC§	65,697
20,939	Man Group PLC§	57,585

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	United Kingdom (Continued)
28,984	Marks & Spencer Group PLC*, §	$70,810
1,885	Marshalls PLC§	18,930
18,395	Marston's PLC*, §	19,911
3,805	Mears Group PLC*, †, §	10,487
5,349	Mediclinic International PLC*, §	22,469
7,048	Meggitt PLC*, §	69,981
20,490	Melrose Industries PLC§	47,414
3,713	Micro Focus International PLC§	20,426
8,089	Mitchells & Butlers PLC*, §	25,510
24,076	Mitie Group PLC*, §	22,967
150	MJ Gleeson PLC§	1,593
4,996	Mondi PLC§	122,115
5,751	Moneysupermarket.com Group PLC§	16,463
7,506	Morgan Advanced Materials PLC§	36,105
1,378	Morgan Sindall Group PLC§	44,114
6,750	National Express Group PLC*, §	21,746
3,843	National Grid PLC§	45,714
1,813	National Grid PLC, ADR	108,109
8,261	NatWest Group PLC§	25,067
1,821	Network International Holdings PLC*, #, §	8,909
900	Next PLC§	98,700
4,257	Ninety One PLC§	14,751
537	NMC Health PLC*, §	0
624	Ocado Group PLC*, §	13,879
4,680	On the Beach Group PLC*, #, †, §	24,110
4,865	OSB Group PLC§	32,713
1,080	Oxford Instruments PLC§	33,032
8,188	Pagegroup PLC§	68,173
5,714	Paragon Banking Group PLC§	41,579
1,213	PayPoint PLC†, §	11,585
3,815	Pearson PLC§	36,477
41,805	Pendragon PLC*, †, §	10,322
3,518	Pennon Group PLC§	53,274
2,597	Persimmon PLC§	92,542
3,779	Petrofac Ltd.*, †, §	8,488
14,508	Pets at Home Group PLC§	93,429
2,200	Phoenix Group Holdings PLC§	19,024
11,392	Photo-Me International PLC*, §	9,460
8,181	Playtech PLC*, §	51,907
2,561	Plus500 Ltd.§	47,705
1,124	Polar Capital Holdings PLC§	12,281
14,328	Premier Foods PLC§	22,191
6,783	Provident Financial PLC*, §	30,194
9,625	Prudential PLC§	186,847
520	Prudential PLC, ADR†	20,374
4,468	QinetiQ Group PLC§	19,483
22,363	Quilter PLC#, †, §	42,639
351	Rathbone Brothers PLC§	9,460
3,205	Reach PLC§	15,053
1,747	Reckitt Benckiser Group PLC§	136,737
3,003	Redde Northgate PLC§	16,133
3,865	Redrow PLC§	34,451
10,683	RELX PLC§	307,857
1,210	RELX PLC, ADR	34,921

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	United Kingdom (Continued)
2,776	Renew Holdings PLC§	$29,499
214	Renishaw PLC§	13,571
18,010	Rentokil Initial PLC§	141,100
787	RHI Magnesita NV§	34,291
10,927	Rightmove PLC§	100,233
10,431	Rio Tinto PLC§	688,719
40,824	Rolls-Royce Holdings PLC*, §	76,804
9,205	Rotork PLC§	43,035
4,678	Royal Dutch Shell PLC, ADR, Class B	207,095
41,803	Royal Dutch Shell PLC, Class B§	926,117
9,433	Royal Mail PLC§	53,379
3,036	Sabre Insurance Group PLC#, †, §	8,966
948	Saga PLC*, †, §	4,490
8,113	Sage Group PLC§	77,434
5,321	Savills PLC§	96,415
1,046	Schroders PLC§	45,328
5,266	Senior PLC*, §	11,945
5,813	Serco Group PLC§	10,442
11,630	Severfield PLC§	11,847
2,120	Severn Trent PLC§	74,134
9,302	SIG PLC*, †, §	6,009
11,766	Sirius Real Estate Ltd.§	20,728
4,652	Smith & Nephew PLC§	79,892
2,936	Smiths Group PLC§	56,280
399	Softcat PLC§	10,856
1,263	Spectris PLC§	65,507
12,936	Speedy Hire PLC§	11,048
525	Spirax-Sarco Engineering PLC†, §	105,509
7,170	Spire Healthcare Group PLC*, #, §	19,673
10,386	Spirent Communications PLC§	38,832
15,341	SSE PLC§	322,138
7,895	SSP Group PLC*, §	29,188
3,870	St. James's Place PLC§	78,402
5,772	Stagecoach Group PLC*, §	6,461
18,943	Standard Chartered PLC§	111,017
4,177	SThree PLC§	32,594
7,781	Stock Spirits Group PLC§	39,299
8,653	Synthomer PLC§	57,392
6,411	Tate & Lyle PLC§	59,706
19,770	Taylor Wimpey PLC§	40,831
978	Telecom Plus PLC†, §	15,868
51,448	Tesco PLC†, §	174,496
5,954	TI Fluid Systems PLC#, §	20,138
16,738	TP ICAP Group PLC§	36,069
4,467	Travis Perkins PLC§	91,592
42,736	Tullow Oil PLC*, †, §	29,163
4,191	Tyman PLC§	23,599
7,733	U & I Group PLC*, §	9,290
1,424	Ultra Electronics Holdings PLC§	61,739
17,156	Unilever PLC§	926,263
7,319	United Utilities Group PLC§	95,166
5,245	Vesuvius PLC§	34,430

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	United Kingdom (Continued)
13,688	Virgin Money UK PLC*, §	$37,295
5,666	Vistry Group PLC†, §	92,760
386	Vitec Group PLC§	7,766
255,851	Vodafone Group PLC†, §	387,010
6,400	Volution Group PLC§	42,316
2,625	Watches of Switzerland Group PLC*, #, §	33,211
5,138	Watkin Jones PLC§	15,645
3,058	Weir Group PLC*, §	69,081
1,764	WH Smith PLC*, §	40,429
1,264	Whitbread PLC*, §	56,217
5,006	Wickes Group PLC§	15,301
28,949	Wm Morrison Supermarkets PLC§	114,744
11,755	WPP PLC§	157,954
510	XP Power Ltd.§	35,370
		21,366,784
	United States—0.0%
265	Jackson Financial, Inc.*	6,890
1,520	Ovintiv, Inc.	49,947
		56,837
	TOTAL COMMON STOCKS (Cost $128,145,783)	160,426,855

	Affiliated Investment Company—29.4%
	United States—29.4%
2,724,882	DFA Emerging Markets Core Equity Portfolio, Class I‡‡ (Cost $54,648,464)	68,231,038

	Expiration Date
	Warrants—0.0%
	Canada—0.0%
384	Cenovus Energy, Inc.*, §
	01/01/2026	2,268
	TOTAL WARRANTS (Cost $1,434)	2,268
	Rights—0.0%
	Austria—0.0%
658	CA Immobilien Anlagen AG§
	07/07/2025	0
	Germany—0.0%
3,148	Deutsche Lufthansa AG*, †, §
	10/05/2021	8,602

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Germany (Continued)
1,357	Borussia Dortmund GmbH & Co. KGaA*, §
	11/12/2021	$37
		8,639
	TOTAL RIGHTS (Cost $19,577)	8,639

	Preferred Stocks—0.5%
	Germany—0.5%
621	Bayerische Motoren Werke AG, 2.77%§	47,417
387	Draegerwerk AG & Co. KGaA, 0.27%§	31,685
498	FUCHS PETROLUB SE, 2.52%§	23,299
720	Henkel AG & Co. KGaA, 2.35%§	66,846
949	Jungheinrich AG, 1.09%§	44,118
917	Porsche Automobil Holding SE, 2.61%§	91,383
310	Sartorius AG, 0.14%§	197,423
252	Sixt SE, 0.07%§	22,538
173	STO SE & Co. KGaA, 0.16%§	40,560
2,501	Volkswagen AG, 2.55%§	560,261
		1,125,530
	Italy—0.0%
1,392	Danieli & C Officine Meccaniche SpA, 1.12%§	26,519
	TOTAL PREFERRED STOCK (Cost $924,965)	1,152,049

		7-Day Yield
	Short-Term Investments—2.2%
5,210,458	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $5,210,458) ††	0.07%	5,210,458

	TOTAL INVESTMENTS, AT VALUE—101.3% (Cost $188,950,681)		235,031,307
	Liabilities in Excess of Other Assets—(1.3)%		(3,100,740)
	NET ASSETS—100.0%		$231,930,567

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
*	Non-income producing security
#	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144A of the Securities Act of 1933 at September 30, 2021, amounts to approximately $3,246,031, and represents 1.40% of net assets.
†	Denotes all or a portion of security on loan. As of September 30, 2021, the market value of the securities on loan was $10,681,005 (Note 1).
‡‡	Affiliated issuer. Assets with a total aggregate market value of $68,231,038, or 29.4% of net assets, were affiliated with the Fund as of September 30, 2021 (Note 2).
§	Fair valued security - Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. Fair value is based on a fair value factor being applied to quoted market prices for the foreign securities based on the pre-determined threshold. As of September 30, 2021, the total value of the fair valued securities was $142,924,373.
††	Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $6,068,666.
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

At September 30, 2021, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Mutual Funds	29.4%
Banks	5.9%
Pharmaceuticals	3.6%
Oil, Gas and Consumable Fuels	3.4%
Metals and Mining	3.0%
Insurance	2.7%
Machinery	2.7%
Automobiles	2.5%
Chemicals	2.5%
Food Products	2.3%
Capital Markets	1.9%
Semiconductors and Semiconductor Equipment	1.8%
Real Estate Management and Development	1.6%
Diversified Telecommunication Services	1.5%
Textiles, Apparel and Luxury Goods	1.5%
Food and Staples Retailing	1.4%
IT Services	1.4%
Health Care Equipment and Supplies	1.3%
Professional Services	1.3%
Trading Companies and Distributors	1.3%
Auto Components	1.2%
Electric Utilities	1.2%
Household Durables	1.2%
Construction and Engineering	1.1%
Specialty Retail	1.1%
Beverages	1.0%
Electrical Equipment	1.0%
Electronic Equipment, Instruments & Components	1.0%
Road and Rail	1.0%
Building Products	0.9%
Hotels, Restaurants & Leisure	0.9%
Software	0.9%
Wireless Telecommunication Services	0.9%
Industrial Conglomerates	0.8%
Media	0.8%
Personal Products	0.8%
Aerospace & Defense	0.7%
Commercial Services & Supplies	0.7%
Health Care Providers and Services	0.6%
Multi-Utilities	0.6%
Air Freight and Logistics	0.5%
Construction Materials	0.5%
Biotechnology	0.4%
Containers and Packaging	0.4%
Entertainment	0.4%
Multiline Retail	0.4%
Paper and Forest Products	0.4%
Tobacco	0.4%
Diversified Financial Services	0.3%
Gas Utilities	0.3%
Independent Power and Renewable Electricity Producers	0.3%
Interactive Media & Services	0.3%

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Internet and Catalog Retail	0.3%
Life Sciences Tools and Services	0.3%
Marine	0.3%
Technology Hardware, Storage & Peripherals	0.3%
Transportation Infrastructure	0.3%
Communications Equipment	0.2%
Energy Equipment and Services	0.2%
Health Care Technology	0.2%
Household Products	0.2%
Leisure Equipment and Products	0.2%
Airlines	0.1%
Consumer Finance	0.1%
Distributors	0.1%
Diversified Consumer Services	0.1%
Thrifts and Mortgage Finance	0.1%
Water Utilities	0.1%
Short-Term Investments	2.2%
Total	101.3%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Shares		Value (Note 1)
	Common Stocks—96.9%

	Air Freight and Logistics—2.5%
35,950	United Parcel Service, Inc., Class B	$6,546,495

	Beverages—4.2%
114,400	Keurig Dr Pepper, Inc.	3,907,904
79,100	Monster Beverage Corp.*	7,026,453
		10,934,357
	Biotechnology—2.2%
59,700	Neurocrine Biosciences, Inc.*	5,725,827

	Capital Markets—4.5%
161,700	Charles Schwab Corp.	11,778,228

	Chemicals—1.0%
8,800	Linde PLC	2,581,744

	Entertainment—4.8%
20,600	Netflix, Inc.*	12,573,004

	Health Care Equipment and Supplies—2.7%
163,000	Boston Scientific Corp.*	7,072,570

	Health Care Providers and Services—2.3%
15,325	UnitedHealth Group, Inc.	5,988,091

	Insurance—2.3%
21,650	Aon PLC, Class A	6,186,920

	Interactive Media & Services—15.6%
9,940	Alphabet, Inc., Class A*	26,574,789
42,800	Facebook, Inc., Class A*	14,525,892
		41,100,681
	Internet and Catalog Retail—6.2%
4,955	Amazon.com, Inc.*	16,277,373

	IT Services—21.0%
29,400	Automatic Data Processing, Inc.	5,877,648
36,300	Fiserv, Inc.*	3,938,550
25,650	FleetCor Technologies, Inc.*	6,701,575
45,950	Global Payments, Inc.	7,240,801
21,200	Mastercard, Inc., Class A	7,370,816
61,100	PayPal Holdings, Inc.*	15,898,831
37,000	Visa, Inc., Class A	8,241,750
		55,269,971
	Pharmaceuticals—2.0%
27,050	Zoetis, Inc.	5,251,487

	Semiconductors and Semiconductor Equipment—4.4%
55,250	NVIDIA Corp.	11,445,590

	Software—21.2%
31,140	Adobe, Inc.*	17,927,921

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Software (Continued)
19,200	Intuit, Inc.	$10,358,592
97,164	Microsoft Corp.	27,392,475
		55,678,988
	TOTAL COMMON STOCKS (Cost $143,748,469)	254,411,326
	TOTAL INVESTMENTS, AT VALUE—96.9% (Cost $143,748,469)	254,411,326
	Other Assets in Excess of Liabilities—3.1%	8,032,944
	NET ASSETS—100.0%	$262,444,270

Notes to the Schedule of Investments:

*	Non-income producing security

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)  (Continued)

September 30, 2021

At September 30, 2021, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	46.6%
Communication Services	20.4%
Health Care	9.2%
Financials	6.8%
Consumer Discretionary	6.2%
Consumer Staples	4.2%
Industrials	2.5%
Materials	1.0%
Total	96.9%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Shares		Value (Note 1)
	Common Stocks—99.3%

	Aerospace & Defense—1.1%
49,278	Kratos Defense & Security Solutions, Inc.*	$1,099,392
69,449	Triumph Group, Inc.*	1,293,835
		2,393,227
	Airlines—3.8%
26,971	Alaska Air Group, Inc.*	1,580,501
77,574	Azul SA, ADR*, †	1,556,134
179,547	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	3,915,920
82,585	JetBlue Airways Corp.*	1,262,725
		8,315,280
	Auto Components—3.5%
38,952	BorgWarner, Inc.	1,683,116
166,483	Dana, Inc.	3,702,582
94,210	Modine Manufacturing Co.*	1,067,399
68,632	Stoneridge, Inc.*	1,399,407
		7,852,504
	Banks—5.8%
103,691	Bancorp, Inc.*	2,638,936
19,903	BankUnited, Inc.	832,343
171,220	First BanCorp	2,251,543
19,082	Pinnacle Financial Partners, Inc.	1,795,235
25,200	Popular, Inc.	1,957,284
31,425	Webster Financial Corp.	1,711,406
21,333	Wintrust Financial Corp.	1,714,533
		12,901,280
	Biotechnology—2.4%
32,136	ACADIA Pharmaceuticals, Inc.*	533,779
15,216	BioMarin Pharmaceutical, Inc.*	1,176,045
7,300	Exact Sciences Corp.*	696,785
25,066	Global Blood Therapeutics, Inc.*	638,682
38,670	Iovance Biotherapeutics, Inc.*	953,602
92,942	Karyopharm Therapeutics, Inc.*, †	540,922
4,643	United Therapeutics Corp.*	857,005
		5,396,820
	Building Products—3.8%
11,299	American Woodmark Corp.*	738,616
92,747	Builders FirstSource, Inc.*	4,798,730
69,056	Caesarstone Ltd.	857,675
20,952	Trex Co., Inc.*	2,135,637
		8,530,658
	Capital Markets—4.0%
17,284	Artisan Partners Asset Management, Inc., Class A	845,533
30,170	Carlyle Group, Inc.	1,426,438
10,229	Evercore Inc., Class A	1,367,311
21,615	LPL Financial Holdings, Inc.	3,388,367

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Capital Markets (Continued)
19,578	Raymond James Financial, Inc.	$1,806,658
		8,834,307
	Chemicals—3.8%
13,494	Albemarle Corp.	2,954,781
26,886	FMC Corp.	2,461,682
47,396	Livent Corp.*, †	1,095,322
75,479	Tronox Holdings PLC, Class A	1,860,557
		8,372,342
	Commercial Services & Supplies—1.1%
113,499	Interface, Inc.	1,719,510
104,418	Pitney Bowes, Inc.	752,854
		2,472,364
	Construction and Engineering—4.9%
29,256	AECOM*	1,847,516
38,098	Granite Construction, Inc.	1,506,776
23,601	MasTec, Inc.*	2,036,294
22,069	Quanta Services, Inc.	2,511,894
223,976	Tutor Perini Corp.*	2,907,209
		10,809,689
	Construction Materials—1.7%
14,920	Eagle Materials, Inc.	1,956,907
54,350	Summit Materials, Inc., Class A*	1,737,570
		3,694,477
	Consumer Finance—0.5%
22,117	Green Dot Corp., Class A*	1,113,149

	Containers and Packaging—0.7%
31,705	Graphic Packaging Holding Co.	603,663
69,524	Pactiv Evergreen, Inc.	870,441
		1,474,104
	Diversified Consumer Services—2.8%
75,169	2U, Inc.*, †	2,523,423
53,962	Adtalem Global Education, Inc.*	2,040,303
151,398	Perdoceo Education Corp.*	1,598,763
		6,162,489
	Diversified Telecommunication Services—0.7%
94,558	Radius Global Infrastructure, Inc., Class A*	1,544,132

	Electrical Equipment—1.0%
65,245	Array Technologies, Inc.*	1,208,338
11,996	EnerSys	892,982
		2,101,320
	Electronic Equipment, Instruments & Components—4.4%
12,270	Fabrinet*	1,257,798
110,997	Flex Ltd.*	1,962,427
35,571	II-VI, Inc.*, †	2,111,494

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Electronic Equipment, Instruments & Components (Continued)
42,615	Jabil, Inc.	$2,487,437
10,987	Rogers Corp.*	2,048,856
		9,868,012
	Equity Real Estate Investment Trusts (REITs)—2.2%
9,390	Agree Realty Corp.	621,900
60,475	Corporate Office Properties Trust	1,631,615
35,188	NETSTREIT Corp.	832,196
64,285	SITE Centers Corp.	992,560
17,818	STAG Industrial, Inc.†	699,357
		4,777,628
	Health Care Equipment and Supplies—6.7%
2,498	ABIOMED, Inc.*	813,149
32,051	AngioDynamics, Inc.*	831,403
7,812	Cooper Cos., Inc.	3,228,778
2,425	Dexcom, Inc.*	1,326,135
16,348	Hologic, Inc.*	1,206,646
12,909	Insulet Corp.*	3,669,125
9,682	Merit Medical Systems, Inc.*	695,167
146,746	SmileDirectClub, Inc.*, †	780,689
9,581	Tandem Diabetes Care, Inc.*	1,143,780
44,855	Varex Imaging Corp.*	1,264,911
		14,959,783
	Health Care Providers and Services—1.7%
22,991	Acadia Healthcare Co., Inc.*	1,466,366
58,920	Covetrus, Inc.*	1,068,809
4,585	Molina Healthcare, Inc.*	1,243,956
		3,779,131
	Hotels, Restaurants & Leisure—4.7%
24,604	Boyd Gaming Corp.*	1,556,449
40,709	Caesars Entertainment, Inc.*	4,570,806
40,545	Cheesecake Factory, Inc.*	1,905,615
31,663	Planet Fitness, Inc., Class A*	2,487,129
		10,519,999
	Household Durables—0.6%
26,877	Universal Electronics, Inc.*	1,323,692

	Insurance—2.7%
33,543	Argo Group International Holdings Ltd.	1,751,615
5,231	Everest Re Group Ltd.	1,311,830
8,705	Trupanion, Inc.*	676,117
30,647	WR Berkley Corp.	2,242,748
		5,982,310
	IT Services—3.6%
11,956	Alliance Data Systems Corp.	1,206,241
145,626	Brightcove, Inc.*	1,680,524
30,544	Genpact Ltd.	1,451,145
111,619	Paya Holdings, Inc.*	1,213,299
44,651	Switch, Inc., Class A	1,133,689

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	IT Services (Continued)
7,685	WEX, Inc.*	$1,353,636
		8,038,534
	Leisure Equipment and Products—1.0%
116,526	Mattel, Inc.*	2,162,723

	Life Sciences Tools and Services—1.2%
20,299	QIAGEN NV*, †	1,049,052
12,472	Quanterix Corp.*	620,981
37,446	Sotera Health Co.*	979,213
		2,649,246
	Machinery—1.2%
33,045	CIRCOR International, Inc.*	1,090,815
70,270	Meritor, Inc.*	1,497,454
		2,588,269
	Marine—0.3%
12,133	Kirby Corp.*	581,899

	Media—1.6%
26,783	Cardlytics, Inc.*, †	2,248,165
60,140	Integral Ad Science Holding Corp.*	1,240,688
		3,488,853
	Metals and Mining—2.2%
113,759	Alamos Gold, Inc., Class A	819,065
81,683	Allegheny Technologies, Inc.*	1,358,388
32,620	Carpenter Technology Corp.	1,067,979
68,805	Pan American Silver Corp.	1,601,092
		4,846,524
	Oil, Gas and Consumable Fuels—1.2%
46,128	Devon Energy Corp.	1,638,005
124,862	Navigator Holdings Ltd.*	1,111,272
		2,749,277
	Pharmaceuticals—1.8%
55,091	Aerie Pharmaceuticals, Inc.*, †	628,037
36,645	Amphastar Pharmaceuticals, Inc.*	696,622
28,282	Pacira BioSciences, Inc.*	1,583,792
44,022	Supernus Pharmaceuticals, Inc.*	1,174,067
		4,082,518
	Professional Services—1.9%
91,523	KBR, Inc.	3,606,006
16,774	Willdan Group, Inc.*	596,987
		4,202,993
	Road and Rail—1.3%
36,570	Knight-Swift Transportation Holdings, Inc.	1,870,555

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Road and Rail (Continued)
13,551	XPO Logistics, Inc.*	$1,078,389
		2,948,944
	Semiconductors and Semiconductor Equipment—9.4%
65,705	MACOM Technology Solutions Holdings, Inc.*	4,262,283
36,073	Marvell Technology, Inc.	2,175,563
29,913	MaxLinear, Inc.*	1,473,215
3,422	Monolithic Power Systems, Inc.	1,658,575
16,099	Qorvo, Inc.*	2,691,592
32,614	Semtech Corp.*	2,542,914
7,335	Silicon Laboratories, Inc.*	1,028,074
4,131	SiTime Corp.*	843,426
6,862	Universal Display Corp.	1,173,127
38,239	Wolfspeed, Inc.	3,087,034
		20,935,803
	Software—3.9%
12,767	CommVault Systems, Inc.*	961,483
14,594	Mimecast Ltd.*	928,178
19,510	Model N, Inc.*, †	653,585
34,339	NCR Corp.*	1,330,980
8,177	Pegasystems, Inc.	1,039,297
20,991	SS&C Technologies Holdings, Inc.	1,456,775
8,552	Workiva, Inc.*	1,205,490
65,893	Zuora, Inc., Class A*	1,092,506
		8,668,294
	Specialty Retail—1.7%
4,175	Advance Auto Parts, Inc.	872,115
10,420	Floor & Decor Holdings, Inc., Class A*	1,258,632
84,635	Leslie's, Inc.*	1,738,403
		3,869,150
	Thrifts and Mortgage Finance—0.4%
42,068	NMI Holdings, Inc., Class A*	951,157

	Trading Companies and Distributors—2.0%
29,077	Beacon Roofing Supply, Inc.*	1,388,718
239,475	MRC Global, Inc.*	1,757,746
11,815	WESCO International, Inc.*	1,362,506
		4,508,970

	TOTAL COMMON STOCKS (Cost $147,170,689)	220,451,851

		Expiration Date
	Rights—0.2%

	Metals and Mining—0.2%
721,884	Pan American Silver Corp., CVR *	02/29/2022	519,756

	TOTAL RIGHTS (Cost $174,326)		519,756

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		7-Day Yield	Value (Note 1)
	Short-Term Investments—1.5%

3,188,461	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $3,188,461) ††	0.07%	$3,188,461

	TOTAL INVESTMENTS, AT VALUE—101.0% (Cost $150,533,476)		224,160,068
	Liabilities in Excess of Other Assets—(1.0)%		(2,127,433)
	NET ASSETS—100.0%		$222,032,635

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

CVR—Contingent Voting Rights

REIT—Real Estate Investment Trust

*	Non-income producing security
†	Denotes all or a portion of security on loan. As of September 30, 2021, the market value of the securities on loan was $9,108,013 (Note 1).
††	Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $ 6,174,967.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

At September 30, 2021, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Industrials	22.3%
Information Technology	21.4%
Consumer Discretionary	14.4%
Health Care	13.9%
Financials	13.4%
Materials	8.5%
Communication Services	2.3%
Real Estate	2.1%
Energy	1.2%
Short-Term Investments	1.5%
Total	101.0%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Shares		Value (Note 1)
	Common Stocks—97.9%

	Aerospace & Defense—2.1%
5,200	General Dynamics Corp.	$1,019,356
500	Huntington Ingalls Industries, Inc.	96,530
2,700	L3Harris Technologies, Inc.	594,648
2,000	Northrop Grumman Corp.	720,300
4,100	Textron, Inc.	286,221
		2,717,055
	Air Freight and Logistics—1.3%
800	Expeditors International of Washington, Inc.	95,304
8,700	United Parcel Service, Inc., Class B	1,584,270
		1,679,574
	Auto Components—0.1%
800	Lear Corp.	125,184

	Automobiles—1.6%
69,900	Ford Motor Co.*	989,784
20,100	General Motors Co.*	1,059,471
		2,049,255
	Banks—13.5%
118,900	Bank of America Corp.	5,047,305
6,100	Citizens Financial Group, Inc.	286,578
1,900	Comerica, Inc.	152,950
1,565	Commerce Bancshares, Inc.	109,049
700	Cullen/Frost Bankers, Inc.	83,034
1,900	East West Bancorp, Inc.	147,326
10,100	Fifth Third Bancorp	428,644
38,700	JPMorgan Chase & Co.	6,334,803
13,800	KeyCorp	298,356
1,600	M&T Bank Corp.	238,944
6,000	PNC Financial Services Group, Inc.	1,173,840
13,600	Regions Financial Corp.	289,816
18,700	Truist Financial Corp.	1,096,755
20,889	U.S. Bancorp	1,241,642
1,300	Western Alliance Bancorp	141,466
2,200	Zions Bancorp NA	136,158
		17,206,666
	Beverages—0.1%
2,900	Molson Coors Beverage Co., Class B	134,502

	Biotechnology—3.2%
16,000	AbbVie, Inc.	1,725,920
1,800	Biogen, Inc.*	509,382
15,400	Gilead Sciences, Inc.	1,075,690
1,300	Regeneron Pharmaceuticals, Inc.*	786,734
		4,097,726
	Building Products—0.5%
2,600	Fortune Brands Home & Security, Inc.	232,492
4,800	Masco Corp.	266,640

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Building Products (Continued)
1,900	Owens Corning	$162,450
		661,582
	Capital Markets—3.7%
12,600	Bank of New York Mellon Corp.	653,184
4,700	Goldman Sachs Group, Inc.	1,776,741
5,700	Invesco Ltd.	137,427
3,800	Jefferies Financial Group, Inc.	141,094
1,100	LPL Financial Holdings, Inc.	172,436
2,900	Northern Trust Corp.	312,649
3,000	Raymond James Financial, Inc.	276,840
2,100	SEI Investments Co.	124,530
5,000	State Street Corp.	423,600
3,300	T. Rowe Price Group, Inc.	649,110
		4,667,611
	Chemicals—1.8%
2,200	Celanese Corp.	331,408
6,800	Dow, Inc.	391,408
6,800	DuPont de Nemours, Inc.	462,332
2,500	Eastman Chemical Co.	251,850
6,900	Mosaic Co.	246,468
6,100	Universal Health Services, Inc., Class B	572,485
		2,255,951
	Communications Equipment—2.4%
53,300	Cisco Systems, Inc.	2,901,119
4,200	Juniper Networks, Inc.	115,584
		3,016,703
	Construction and Engineering—0.2%
1,800	Quanta Services, Inc.	204,876

	Consumer Finance—3.1%
5,300	Ally Financial, Inc.	270,565
9,800	American Express Co.	1,641,794
6,500	Capital One Financial Corp.	1,052,805
100	Credit Acceptance Corp.*, †	58,530
3,800	Discover Financial Services	466,830
1,700	OneMain Holdings, Inc.	94,061
8,300	Synchrony Financial	405,704
		3,990,289
	Containers and Packaging—1.1%
28,300	Amcor PLC	327,997
1,500	Berry Global Group, Inc.*	91,320
2,500	Crown Holdings, Inc.	251,950
7,200	International Paper Co.	402,624
1,600	Packaging Corp. of America	219,904
2,800	Sealed Air Corp.	153,412
		1,447,207

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Distributors—0.5%
2,700	Genuine Parts Co.	$327,321
5,500	LKQ Corp.*	276,760
		604,081

	Diversified Consumer Services—0.2%
3,200	Service Corp. International	192,832

	Diversified Financial Services—0.2%
6,300	Equitable Holdings, Inc.	186,732
1,800	Voya Financial, Inc.	110,502
		297,234

	Diversified Telecommunication Services—0.1%
14,100	Lumen Technologies, Inc.	174,699

	Electric Utilities—2.4%
3,100	Alliant Energy Corp.	173,538
2,500	Entergy Corp.	248,275
3,000	Evergy, Inc.	186,600
17,600	Exelon Corp.	850,784
7,700	FirstEnergy Corp.	274,274
3,000	NRG Energy, Inc.	122,490
9,500	PPL Corp.	264,860
14,900	Southern Co.	923,353
		3,044,174

	Electrical Equipment—0.1%
2,000	Sensata Technologies Holding PLC*	109,440

	Electronic Equipment, Instruments & Components—0.2%
1,300	Arrow Electronics, Inc.*	145,977
2,700	Jabil, Inc.	157,599
		303,576

	Food and Staples Retailing—0.9%
1,700	BJ's Wholesale Club Holdings, Inc.*	93,364
600	Casey's General Stores, Inc.	113,070
9,200	Kroger Co.	371,956
12,100	Walgreens Boots Alliance, Inc.	569,305
		1,147,695

	Food Products—1.5%
10,100	Archer-Daniels-Midland Co.	606,101
2,600	Bunge Ltd.	211,432
1,500	JM Smucker Co.	180,045
17,200	Kraft Heinz Co.	633,304

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Food Products (Continued)
4,100	Tyson Foods, Inc., Class A	$323,654
		1,954,536

	Gas Utilities—0.1%
3,600	UGI Corp.	153,432

	Health Care Equipment and Supplies—0.1%
2,300	Hologic, Inc.*	169,763

	Health Care Providers and Services—6.7%
3,700	AmerisourceBergen Corp.	441,965
4,600	Anthem, Inc.	1,714,880
7,500	Centene Corp.*	467,325
4,800	Cigna Corp.	960,768
17,510	CVS Health Corp.	1,485,899
2,100	DaVita, Inc.*	244,146
6,200	HCA Healthcare, Inc.	1,504,864
1,900	Henry Schein, Inc.*	144,704
1,700	Laboratory Corp. of America Holdings*	478,448
2,800	McKesson Corp.	558,264
2,500	Quest Diagnostics, Inc.	363,275
1,400	Universal Health Services, Inc., Class B	193,718
		8,558,256

	Household Durables—1.8%
6,700	DR Horton, Inc.	562,599
5,000	Lennar Corp., Class A	468,400
1,200	Mohawk Industries, Inc.*	212,880
7,700	Newell Brands, Inc.	170,478
40	NVR, Inc.*	191,763
4,900	PulteGroup, Inc.	225,008
2,400	Tempur Sealy International, Inc.	111,384
1,400	Toll Brothers, Inc.	77,406
1,100	Whirlpool Corp.	224,246
		2,244,164
	Independent Power and Renewable Electricity Producers—0.2%
12,400	AES Corp.	283,092

	Industrial Conglomerates—1.5%
10,500	3M Co.	1,841,910

	Insurance—6.7%
9,900	Aflac, Inc.	516,087
200	Alleghany Corp.*	124,882
4,300	Allstate Corp.	547,433
1,200	American Financial Group, Inc.	150,996
5,700	Arch Capital Group Ltd.*	217,626
800	Assurant, Inc.	126,200
6,400	Chubb Ltd.	1,110,272
2,200	Cincinnati Financial Corp.	251,284
600	Everest Re Group Ltd.	150,468
3,500	Fidelity National Financial, Inc.	158,690
1,200	First American Financial Corp.	80,460

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Insurance (Continued)
1,300	Globe Life, Inc.	$115,739
5,100	Hartford Financial Services Group, Inc.	358,275
2,800	Lincoln National Corp.	192,500
3,700	Loews Corp.	199,541
200	Markel Corp.*	239,026
12,700	MetLife, Inc.	783,971
3,000	Old Republic International Corp.	69,390
3,800	Principal Financial Group, Inc.	244,720
8,300	Progressive Corp.	750,237
5,600	Prudential Financial, Inc.	589,120
6,500	Travelers Cos., Inc.	988,065
1,600	Willis Towers Watson PLC	371,936
2,500	WR Berkley Corp.	182,950
		8,519,868
	Internet and Catalog Retail—0.7%
12,500	eBay, Inc.	870,875

	IT Services—1.4%
3,400	Genpact Ltd.	161,534
11,400	International Business Machines Corp.	1,583,802
		1,745,336
	Leisure Equipment and Products—0.2%
1,300	Brunswick Corp.	123,851
800	Polaris, Inc.	95,728
		219,579
	Life Sciences Tools and Services—0.4%
400	Bio-Rad Laboratories, Inc., Class A*	298,380
1,400	PerkinElmer, Inc.	242,606
		540,986
	Machinery—2.7%
1,300	AGCO Corp.	159,289
2,600	Cummins, Inc.	583,856
3,800	Deere & Co.	1,273,266
2,700	Dover Corp.	419,850
800	Oshkosh Corp.	81,896
1,600	Parker-Hannifin Corp.	447,392
1,000	Snap-on, Inc.	208,950
3,400	Westinghouse Air Brake Technologies Corp.	293,114
		3,467,613
	Media—3.3%
63,800	Comcast Corp., Class A	3,568,334
6,200	Fox Corp., Class A	248,682
4,100	Interpublic Group of Cos., Inc.	150,347
3,900	Omnicom Group, Inc.	282,594
		4,249,957
	Metals and Mining—0.7%
5,500	Nucor Corp.	541,695
1,100	Reliance Steel & Aluminum Co.	156,662

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Metals and Mining (Continued)
3,800	Steel Dynamics, Inc.	$222,224
		920,581
	Multi-Utilities—0.5%
9,600	Public Service Enterprise Group, Inc.	584,640

	Multiline Retail—1.7%
1,900	Kohl's Corp.	89,471
9,000	Target Corp.	2,058,930
		2,148,401
	Oil, Gas and Consumable Fuels—5.5%
6,700	Continental Resources, Inc.	309,205
10,600	EOG Resources, Inc.	850,862
59,000	Exxon Mobil Corp.	3,470,380
31,600	Kinder Morgan, Inc.	528,668
10,235	Marathon Oil Corp.	139,913
5,500	ONEOK, Inc.	318,945
6,200	Phillips 66	434,186
5,700	Valero Energy Corp.	402,249
21,800	Williams Cos., Inc.	565,492
		7,019,900
	Pharmaceuticals—4.1%
32,300	Johnson & Johnson	5,216,450

	Real Estate Management and Development—0.2%
900	Jones Lang LaSalle, Inc.*	223,281

	Road and Rail—0.3%
400	AMERCO	258,412
2,000	Knight-Swift Transportation Holdings, Inc.	102,300
		360,712
	Semiconductors and Semiconductor Equipment—5.3%
5,000	Broadcom, Inc.	2,424,650
49,600	Intel Corp.	2,642,688
13,900	Micron Technology, Inc.	986,622
700	MKS Instruments, Inc.	105,637
1,400	Qorvo, Inc.*	234,066
2,000	Skyworks Solutions, Inc.	329,560
		6,723,223
	Software—3.8%
7,400	NortonLifeLock, Inc.	187,220
52,800	Oracle Corp.	4,600,464
		4,787,684
	Specialty Retail—5.4%
1,200	Advance Auto Parts, Inc.	250,668
1,500	AutoNation, Inc.*	182,640
310	AutoZone, Inc.*	526,377
2,000	CarMax, Inc.*	255,920
800	Dick's Sporting Goods, Inc.	95,816

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

Shares		Value (Note 1)
	Specialty Retail (Continued)
4,700	Gap, Inc.	$106,690
5,300	Home Depot, Inc.	1,739,778
13,300	Lowe's Cos., Inc.	2,698,038
1,300	O'Reilly Automotive, Inc.*	794,378
1,000	Williams-Sonoma, Inc.	177,330
		6,827,635
	Technology Hardware, Storage & Peripherals—0.8%
23,300	Hewlett Packard Enterprise Co.	332,025
23,200	HP, Inc.	634,752
		966,777
	Textiles, Apparel and Luxury Goods—0.2%
2,900	Hanesbrands, Inc.	49,764
900	PVH Corp.*	92,511
1,600	Skechers U.S.A., Inc., Class A*	67,392
		209,667
	Tobacco—2.4%
22,600	Altria Group, Inc.	1,028,752
21,800	Philip Morris International, Inc.	2,066,422
		3,095,174
	Trading Companies and Distributors—0.3%
1,000	United Rentals, Inc.*	350,930

	Water Utilities—0.1%
3,000	Essential Utilities, Inc.	138,240

	TOTAL COMMON STOCKS (Cost $97,555,654)	124,520,574

	EXCHANGE-TRADED FUND—1.4%

11,800	iShares Russell 1000 Value ETF (Cost $1,893,187) †	1,846,818

		7-Day
		Yield
	Short-Term Investments—0.1%

51,170	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $51,170) ††	0.07%	51,170
	TOTAL INVESTMENTS, AT VALUE—99.4% (Cost $99,500,011)		$126,418,562
	Other Assets in Excess of Liabilities—0.6%		761,527
	NET ASSETS—100.0%		$127,180,089

Notes to the Schedule of Investments:
*	Non-income producing security
†	Denotes all or a portion of security on loan. As of September 30, 2021, the market value of the securities on loan was $49,751 (Note 1).
††	Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $0.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

At September 30, 2021, industry sector diversification of the M Large Cap Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	28.6%
Health Care	14.6%
Information Technology	13.8%
Consumer Discretionary	12.2%
Industrials	9.0%
Energy	5.5%
Consumer Staples	5.0%
Materials	3.6%
Communication Services	3.5%
Utilities	3.3%
Real Estate	0.2%
Short-Term Investments	0.1%
Total	99.4%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2021, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is a separate mutual fund.

1.	Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System “NASDAQ”) are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 0.5%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less). Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the fair value hierarchy.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments;

•	Level 2 — quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of September 30, 2021, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2021 in valuing the M International Equity Fund investments:

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$9,886,462	$—	$9,886,462
Austria	—	716,614	—	716,614
Belgium	26,898	1,510,496	—	1,537,394
Canada	17,094,015	—	—	17,094,015
Denmark	—	3,921,696	—	3,921,696
Finland	72,376	2,131,699	—	2,204,075
France	—	13,452,921	—	13,452,921
Germany	120,173	11,952,902	—	12,073,075
Hong Kong	—	4,091,875	—	4,091,875
Ireland	302,174	914,832	—	1,217,006
Israel	189,680	970,303	—	1,159,983
Italy	—	4,143,728	—	4,143,728
Japan	—	36,895,723	—	36,895,723
Netherlands	73,605	5,643,362	—	5,716,967
New Zealand	—	647,115	—	647,115
Norway	—	1,473,999	—	1,473,999
Portugal	—	358,914	—	358,914
Singapore	36,059	1,301,324	—	1,337,383
Spain	88,412	3,197,358	—	3,285,770
Sweden	—	5,362,444	—	5,362,444
Switzerland	101,001	12,325,074	—	12,426,075
United Kingdom	504,208	20,862,576	—	21,366,784
United States	56,837	—	—	56,837
Total Common Stocks	18,665,438	141,761,417	—	160,426,855
Affiliated Investment Company
United States	68,231,038	—	—	68,231,038
Warrants
Canada	—	2,268	—	2,268
Right
Austria	—	—	—	—
Germany	—	8,639	—	8,639
Total Rights	—	8,639	—	8,639

Preferred Stocks
Germany	—	1,125,530	—	1,125,530
Italy	—	26,519	—	26,519
Total Preferred Stocks	—	1,152,049	—	1,152,049
Short-Term Investments
Investments in Security Lending Collateral	—	5,210,458	—	5,210,458
Total	$86,896,476	$148,134,831	$—	$235,031,307

At September 30, 2021, Level 2 Common Stocks were priced using a fair value factor applied to quoted market prices

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds’ securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) and non-cash (U.S. Treasuries and Agencies) as collateral against the loaned securities. Cash collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102%/105%.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund’s securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

As of September 30, 2021, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$10,681,005	$11,279,123
M Capital Appreciation Fund	9,108,013	9,363,428
M Large Cap Value Fund	49,751	51,170

2.	Tax Information

As of September 30, 2021, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$189,368,879	$54,527,402	$(8,864,974)	$45,662,428
M Large Cap Growth Fund	143,787,293	112,176,406	(1,552,373)	110,624,033
M Capital Appreciation Fund	151,738,977	80,891,151	(8,470,060)	72,421,091
M Large Cap Value Fund	100,065,054	28,343,034	(1,989,526)	26,353,508

The Funds did not have any unrecognized tax benefits as of September 30, 2021, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended September 30, 2021, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2018 through December 2020. No examination of any of the Funds' tax filings is currently in progress.